Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SATELITES MEXICANOS SA DE CV
Entity Central Index Key	0001063131
Document Type	F-4
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheet (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011 Successor Registrant	Dec. 31, 2010 Predecessor Registrant
Current assets:
Cash and cash equivalents	$ 77,627	$ 79,251	$ 75,712
Accounts receivable, net	17,245	12,658	13,126
Due from related parties			840
Inventories, net of allowance for obsolescence	393	489	494
Prepaid insurance and other assets	6,102	6,687	4,911
Total current assets	101,367	99,085	95,083
Satellites and equipment, net	461,288	443,015	265,158
Concessions, net	44,180	44,628	38,185
Intangible assets	56,089	63,810	7,156
Deferred financing cost	12,903	13,677
Guarantee deposits and other assets	789	728	873
Goodwill			32,502
Total	676,616	664,943	438,957
Current liabilities:
Short-term portion of debt obligations			238,237
Accounts payable and accrued expenses	27,807	18,863	16,411
Deferred revenue	1,361	1,361	2,344
Income tax payable		454	101
Deferred income taxes	279	1,490	325
Total current liabilities	29,447	22,168	257,418
Debt obligations	325,000	325,000	197,873
Deferred revenue	33,460	33,800	60,666
Guarantee deposits and accrued expenses	2,747	2,904	2,677
Labor obligations	936	891	943
Deferred income taxes	24,899	19,889	5,413
Total liabilities	416,489	404,652	524,990
Contingencies and commitments
Shareholders' equity (deficit):
Paid-in capital (Predecessor Registrant common stock, class I, no par value, 10,312,499 shares authorized, issued and outstanding; Predecessor Registrant common stock, class II, no par value, 36,562,500 shares authorized, issued and outstanding; Successor Registrant common stock, class I, no par value, 50,000 shares authorized, issued and outstanding; Successor Registrant common stock, class II, no par value, 129,950,000 shares authorized, issued and outstanding)	275,662	275,662	46,764
Accumulated deficit	(19,158)	(18,882)	(136,320)
Total Satelites Mexicanos, S. A. de C. V. shareholders' equity (deficit)	256,504	256,780	(89,556)
Noncontrolling interest	3,623	3,511	3,523
Total shareholders' equity (deficit)	260,127	260,291	(86,033)
Total	$ 676,616	$ 664,943	$ 438,957

Condensed Consolidated Balance Sheet (Parenthetical) (Unaudited) (USD $)	Mar. 31, 2012 Common Stock, Class I	Mar. 31, 2012 Common Stock, Class II	Dec. 31, 2011 Successor Registrant Common Stock, Class I	Dec. 31, 2011 Successor Registrant Common Stock, Class II	Dec. 31, 2010 Predecessor Registrant Common Stock, Class I	Dec. 31, 2010 Predecessor Registrant Common Stock, Class II
Common stock, par value
Common stock, shares authorized	50,000	129,950,000	50,000	129,950,000	10,312,499	36,562,500
Common stock, shares issued	50,000	129,950,000	50,000	129,950,000	10,312,499	36,562,500
Common stock, shares outstanding	50,000	129,950,000	50,000	129,950,000	10,312,499	36,562,500

Condensed Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended		3 Months Ended		5 Months Ended		12 Months Ended
	Mar. 31, 2012 Successor Registrant		Dec. 31, 2011 Successor Registrant		Mar. 31, 2011 Predecessor Registrant		May 25, 2011 Predecessor Registrant		Dec. 31, 2010 Predecessor Registrant		Dec. 31, 2009 Predecessor Registrant
Revenues:
Satellite services	$ 25,827		$ 59,714		$ 26,634		$ 43,734		$ 105,781		$ 102,061
Broadband satellite services	2,320		7,433		3,186		5,190		12,910		12,384
Programming distribution services	3,690		7,563		2,808		4,786		10,071		10,594
Total revenues	31,837		74,710		32,628		53,710		128,762		125,039
Cost of satellite services	2,114	[1]	6,191	[1]	2,572	[1]	4,401	[1]	11,405	[1]	12,884	[1]
Cost of broadband satellite services	421	[1]	1,388	[1]	441	[1]	685	[1]	2,821	[1]	2,249	[1]
Cost of programming distribution services	1,848	[1]	4,393	[1]	1,555	[1]	2,625	[1]	5,387	[1]	5,331	[1]
Selling and administrative expenses	4,660	[1]	12,792	[1]	4,761	[1]	7,714	[1]	17,040	[1]	16,893	[1]
Depreciation and amortization	17,258		46,547		10,222		17,080		43,402		47,657
Recapitalization transactions expenses					8,846	[2]	28,766		16,443		3,324
Cost of services total	26,301		71,311		28,397		61,271		96,498		88,338
Operating income (loss)	5,536		3,399		4,231		(7,561)		32,264		36,701
Other (expenses) income:
Interest expense	(2,498)		(8,990)		(10,673)		(19,499)		(45,789)		(43,708)
Interest income	107		328		94		150		345		480
Foreign exchange (loss) gain - net	573		(1,461)		173		349		71		12
Income (loss) before income tax	3,718		(6,724)		(6,175)		(26,561)		(13,109)		(6,515)
Income tax expense	3,882		12,133		188		2,199		779		13,233
Net loss	(164)		(18,857)		(6,363)		(28,760)		(13,888)		(19,748)
Less: Net income (loss) attributable to noncontrolling interest	112		25		(7)		3		444		406
Net loss attributable to Satelites Mexicanos, S. A. de C. V.	$ (276)		$ (18,882)		$ (6,356)		$ (28,763)		$ (14,332)		$ (20,154)

[1]	Exclusive of depreciation and amortization shown separately below.
[2]	Recapitalization transactions expenses consist of cost incurred by Satmex as part of its activities to restructure its capital structure (including principally financial advisory, professional and regulatory fees)

Consolidated Statements of Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Successor Registrant USD ($)	Predecessor Registrant USD ($)	Shares Issued Successor Registrant	Shares Issued Predecessor Registrant	Paid in capital Successor Registrant USD ($)	Paid in capital Predecessor Registrant USD ($)	(Accumulated deficit) Successor Registrant USD ($)	(Accumulated deficit) Predecessor Registrant USD ($)	Noncontrolling interest Successor Registrant USD ($)	Noncontrolling interest Predecessor Registrant USD ($)
Beginning balance at Dec. 31, 2008			$ (52,397)				$ 46,764		$ (101,834)		$ 2,673
Beginning balance, shares at Dec. 31, 2008					4,687,500
Push down accounting adjustments
Net (loss) income			(19,748)						(20,154)		406
Ending balance at Dec. 31, 2009			(72,145)				46,764		(121,988)		3,079
Ending balance, shares at Dec. 31, 2009					4,687,500
Push down accounting adjustments
Net (loss) income			(13,888)						(14,332)		444
Ending balance at Dec. 31, 2010			(86,033)				46,764		(136,320)		3,523
Ending balance, shares at Dec. 31, 2010					4,687,500
Push down accounting adjustments
Net (loss) income			(6,363)
Ending balance at Mar. 31, 2011
Beginning balance at Dec. 31, 2010			(86,033)				46,764		(136,320)		3,523
Beginning balance, shares at Dec. 31, 2010					4,687,500
Push down accounting adjustments
Net (loss) income			(28,760)						(28,763)		3
Ending balance at May. 25, 2011			(114,793)				46,764		(165,083)		3,526
Ending balance, shares at May. 25, 2011					4,687,500
Push down accounting adjustments
Valuation adjustments net		225,323				225,363				(40)
Elimination of predecessor accumulated deficit						(165,083)		165,083
Issuance of common stock		90,000				90,000
Issuance of common stock, shares				116,022,700
Capitalization of debt into common stock		78,618				78,618
Capitalization of debt into common stock, shares				9,289,800
Net (loss) income		(18,857)						(18,882)		25
Ending balance at Dec. 31, 2011		260,291				275,662		(18,882)		3,511
Ending balance, shares at Dec. 31, 2011				130,000,000
Push down accounting adjustments
Net (loss) income		(164)
Ending balance at Mar. 31, 2012	$ 260,127

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	7 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor Registrant	Dec. 31, 2011 Successor Registrant	Mar. 31, 2011 Predecessor Registrant	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2009 Predecessor Registrant
Cash flows from operating activities:
Net loss	$ (164)	$ (18,857)	$ (6,363)	$ (28,760)	$ (13,888)	$ (19,748)
Adjustments to reconcile net loss to net cash provided by operating activities:
Net periodic pension cost		(24)			208	274
Depreciation and amortization	17,258	46,547	10,222	17,080	43,402	47,657
Deferred income taxes	3,799	10,814	(435)	1,575	191	517
Deferred revenue	(340)	(794)	(586)	(977)	(2,344)	(2,344)
Amortization of deferred financing costs	774	1,806
Provision for (reversal of) allowance for doubtful accounts		1,360			172	(150)
Interest accrued to principal on debt obligations			4,020	4,020	15,495	14,318
Write-off of satellite construction costs						1,256
Labor obligations	45
(Increase) decrease in:
Accounts receivable	(4,587)	5,594	(3,561)	(6,486)	(3,755)	7,888
Due from related parties			(168)	840	(376)	(79)
Inventories	96	171	105	(166)	(84)	(223)
Prepaid insurance	585	(560)	950	1,881	784	(1,989)
Guarantee deposits and other assets	(61)	277	(95)	(132)	(227)	69
Accounts payable, accrued expenses and income tax	8,277	(13,472)	1,285	18,594	(457)	(1,977)
Guarantee deposits and accrued expenses	(126)	(508)	(64)	665	1,889	525
Net cash provided by operating activities	25,556	32,354	5,310	8,134	41,010	45,994
Cash flows from investing activities:
Construction in progress - satellites (including capitalized interest)	(26,963)	(150,537)	(20,112)	(42,333)	(63,113)
Acquisition of equipment	(217)	(1,627)	(383)	(635)	(4,578)	(1,808)
Net cash used in investing activities	(27,180)	(152,164)	(20,495)	(42,968)	(67,691)	(1,808)
Cash flows from financing activities:
Proceeds from equity interest		90,000
Repayment of First Priority Old Notes		(238,237)
Issuance of Senior Secured Notes				325,000
Deferred financing costs		(333)		(18,247)
Net cash (used in) provided by financing activities		(148,570)		306,753
Cash and cash equivalents:
Net (decrease) increase for the period	(1,624)	(268,380)	(15,185)	271,919	(26,681)	44,186
Beginning of period	79,251	347,631	75,712	75,712	102,393	58,207
End of period	77,627	79,251	60,527	347,631	75,712	102,393
Cash paid during the period:
Interest paid, net of interest capitalized		16,295	8,929	40,196	32,554	28,912
Capitalized interest	6,417	11,715	2,165	3,801	2,582
Income taxes paid	332	1,172	453		4,666	9,008
Non-cash investing activities:
Capital expenditures incurred not yet paid	3,856	3,674	6,314	35,678	844	2,391
Non-cash financing activities:
Capitalization of debt into common stock		$ 206,890

Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature of Business and Basis of Presentation [Abstract]
Nature of business
1.	Nature of business

Satélites Mexicanos, S. A. de C. V. and subsidiaries (“Satmex” or the Company) is a provider of fixed satellite services in the Americas. Satmex’s current fleet is comprised of three satellites, Satmex 6, Satmex 5, and Solidaridad 2 in contiguous orbital slots that enable its customers to effectively serve its entire coverage footprint utilizing a single satellite connection.

Satmex primarily provides commercial satellite services through Satmex 6 and Satmex 5, which have a total of 108 C- and Ku-band 36 MHz transponder equivalents. Satmex has started construction and entered into a launch services agreement for a new satellite, Satmex 8, which will replace Satmex 5. Satmex anticipates that construction of Satmex 8 will be completed by July 2012 and that Satmex 8 will be in-service by the end of 2012. In March 2008, Solidaridad 2 was placed in inclined orbit. It primarily provided L-band service to the Mexican government for national security and social services. On June 1, 2011, Satmex received the results of an independent study and based on such study Satmex has decided to de-orbit the satellite. Satmex intends to pursue plans for a new satellite, Satmex 7, to occupy the orbital slot of Solidaridad 2 and offer both C- and Ku-band services. In the interim, Satmex anticipates transferring Satmex 5 to the Solidaridad 2 orbital slot once Satmex 8 is in orbit.

Satmex also offers the programming distribution services segment to offer TV programs in Spanish for Hispanic communities living in the United States of America (“USA”). Through one of its subsidiaries, the Company also provides other broadband satellite transmission capacity services for various applications, such as internet access via satellite, telecommunication transmission and broadcasting.

1.	Nature of business

Satélites Mexicanos, S. A. de C. V. and subsidiaries (“Satmex” and together with its subsidiaries, the “Company”) is a provider of fixed satellite services (“FSS”) in the Americas. Satmex’s current fleet is comprised of three satellites, Satmex 6, Satmex 5, and Solidaridad 2 in contiguous orbital slots that enable its customers to effectively serve its entire coverage footprint utilizing a single satellite connection. Satmex’s business provides mission-critical communication services to a diverse range of customers, including large telecommunications companies, private and state-owned broadcasting networks, cable and direct-to-home satellite television operators, and public and private telecommunications networks operated by financial, industrial, transportation, tourism, educational and media companies as well as governmental entities. Satmex provides services primarily to three types of customers: data, voice-over IP networks and video.

Satmex primarily provides commercial FSS through Satmex 6 and Satmex 5, which have a total of 108 C- and Ku-band 36 MHz transponder equivalents. Satmex has started construction and entered into a launch services agreement for a new satellite, Satmex 8, which will replace Satmex 5. Satmex anticipates that Satmex 8 will be in-service by the end of 2012. In March 2008, Solidaridad 2 was placed in inclined orbit. It primarily provided L-band service to the Mexican government for national security and social services. As of December 31, 2010, Satmex estimated that Solidaridad 2 could remain in inclined orbit for 2.5 years but in early 2011 Satmex began to suspect that it had less propellant than needed to continue to operate in inclined orbit for that period. On June 1, 2011, Satmex received the results of an independent study and based on such study Satmex has decided to de-orbit the satellite. On March 13, 2012, Satmex entered into a definitive construction agreement with Boeing for the design, construction and delivery of a new satellite, Satmex 7, which will occupy the orbital slot of Solidaridad 2 and offer both C- and Ku-band services. In the interim, Satmex anticipates transferring Satmex 5 to the Solidaridad 2 orbital slot once Satmex 8 is in orbit.

Satmex operates and monitors satellite fleet from two specialized earth stations or satellite control centers, located in Iztapalapa, Mexico, and Hermosillo, Mexico.

In addition to the core FSS business, which is reported as “Satellite services” segment, Satmex also offers the programming distribution services segment to offer TV programs in Spanish for Hispanic communities living in the United States of America (“USA”). Through one of its subsidiaries, the Company also provides other broadband satellite transmission capacity services for various applications, such as internet access via satellite, telecommunication transmission and broadcasting

Recapitalization Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Recapitalization Transactions [Abstract]
Recapitalization Transactions
2.	Recapitalization Transactions

In order to address its liquidity needs, enhance its long-term growth and improve its competitive position, Satmex carried out a comprehensive recapitalization of the Company through various transactions pursuant to which the following actions have been taken (which are referred to, collectively, as the “Recapitalization Transactions”):

On December 22, 2010, Nacional Financiera, S. N. C., Institución de Banca de Desarrollo, Dirección Fiduciaria, in its capacity as trustee (the “NAFIN Trust”) and Deutsche Bank Mexico, S. A., Institución de Banca Múltiple, División Fiduciaria, in its capacity as trustee (the “Deutsche Trust”) (collectively the “Sellers”), former shareholders of Satmex, entered into a Share Purchase Agreement (the “SPA”) with Holdsat Mexico, S. A. P. I. de C. V., a variable capital investment promotion society (sociedad anónima promotora de inversion de capital variable), organized and existing under the laws of Mexico (“Holdsat Mexico”), as buyer, for the acquisition of the 100% of the outstanding voting equity interests of Satmex. On March 10, 2011, Holdsat Mexico ceded and assigned a portion of its rights under the SPA to acquire all existing Series “B” and “N” shares of Satmex to Satmex International B.V., a limited liability company organized under the laws of the Netherlands (“Investment Holdings BV”), which is beneficially and indirectly owned by holders of the Second Priority Secured Notes (the “Second Priority Old Notes”) of Satmex. Investment Holdings BV owns 49% of the common stock of Holdsat Mexico. The assignment of these rights by Holdsat Mexico to Investment Holdings resulted in both entities forming a collective group of investors (the “Group of Investors” or the “Buyers”) to acquire control in Satmex upon the effectiveness of the SPA, which occurred after the fulfillment of the following transactions:

•	Payment by the Buyers of $6.25 million to the Sellers for 100% of the outstanding common stock of Satmex, which occurred on May 26, 2011;

•

The offering and sale of the Senior Secured Notes (“Senior Secured Notes”), due 2017, for $325.0 million, which were initially offered on May 5, 2011 to qualified institutional buyers under Rule 144A of the Securities Act and to persons outside of the U.S. in compliance with Regulation S of the Securities Act. The Senior Secured Notes were subsequently exchanged for new exchange notes, due 2017, for a like principal amount, registered with the U.S. Securities and Exchange Commission (the “SEC”), effective September 26, 2011. The proceeds received from the Senior Secured Notes were used to repay the First Priority Senior Secured Notes due 2011 (the “First Priority Old Notes”) on May 26, 2011; and

•

The voluntary filing by Satmex, Alterna’TV Corporation and Alterna’TV International Corporation for protection under Chapter 11 of the U.S. Bankruptcy Code and confirmation of a prepackaged plan of reorganization filed in the United States Bankruptcy Court (the “Plan”), which such confirmation occurred on May 11, 2011. Consummation of the Plan occurred on May 26, 2011 (the “Plan Effective Date”). The Plan contemplated the following transactions:

•

The conversion of the Second Priority Old Notes (which were to mature in 2013) into direct or indirect equity interests representing 7.146% of the economic interests in the emerging entity (“Reorganized Satmex”) (the “Conversion Rights,” subject to dilution by any equity issued under any management incentive plan, as determined, adopted and approved by the Board of Directors of Reorganized Satmex on the Plan Effective Date, and any future issuance of equity, including certain primary rights and follow-on rights (the “Primary Rights” and the “Follow-On Rights,” respectively) of the holders of the Second Priority Old Notes as discussed below). In lieu of the Conversion Rights, the Primary Rights and the Follow-On Rights, holders of the Second Priority Old Notes could have elected to receive a cash payment of 38 cents per U.S. dollar in principal amount of the Second Priority Old Notes (including accrued and paid-in kind interest). All interested holders of Second Priority Old Notes elected the Conversion Rights, which such conversion occurred on May 26, 2011;

•

The offering of the Primary Rights to holders of the Second Priority Old Notes, which comprised the rights to purchase direct or indirect equity interests representing up to 85.753% of the economic interests in Reorganized Satmex for up to $96,250 (subject to dilution by any equity issued under any management incentive plan, as determined, adopted and approved by the Board of Directors of Reorganized Satmex on the Plan Effective Date, and any future issuance of equity, including the Follow-On Rights, as discussed below). The Primary Rights were exercised for $90,000, effective on May 26, 2011, representing 83.254% of the outstanding capital of Reorganized Satmex;

•

Aside from holders of the First Priority Old Notes and the Second Priority Old Notes which received the treatment described above, all holders of allowed claims against the debtors, including employees, trade creditors and other priority and non-priority creditors, were paid in the ordinary course during the resolution of the bankruptcy or in full on, or shortly after, the Plan Effective Date.

Paid-in capital of Reorganized Satmex as a result of the SPA and the Plan is presented in Note 11 to the accompanying unaudited condensed consolidated financial statements.

New Basis of Accounting (Push-down accounting)

As the events described above occurred as expected, the SPA became legally effective on May 26, 2011, and resulted in a change in control among the Sellers and the Group of Investors. Given these facts and as a result of becoming substantially wholly-owned by the Group of Investors, Satmex applied push-down accounting in its consolidated financial information to reflect its acquisition by the Group of Investors. The acquisition method of accounting was applied, resulting in a new basis of accounting for the “successor period” beginning on May 26, 2011 (the “Acquisition Date”).

As a result, the Company recognized and measured, at their fair values, the identifiable assets acquired, liabilities assumed and the related noncontrolling interests. In order to determine fair values, Satmex considered the following generally accepted valuation approaches: The cost approach, the income approach and the market approach.

a.	The total estimated consideration transferred, at fair value, for the acquisition of 100% of Satmex’s common stock was as follows:

Consideration at fair value:	As of May 26, 2011

Cash paid	$1,000
Executive bonuses	6,303
Cash consideration paid upon completion of the share purchase agreement	5,250
Rights offering	90,000
Capitalization of Second Priority Old Notes	78,618

Fair value of total consideration transferred	$181,171

b.	Acquisition-related costs were $47,013, of which $18,247 represent the cost of issuing the Senior Secured Notes, which was capitalized within other assets (see Note 4g) on May 5, 2011 (date of issuance of the Senior Secured Notes) and $28,766 were included in the Predecessor statement of operations within recapitalization transactions expenses.

c.	The following table summarizes the recognized amounts of identifiable assets, assumed liabilities and non-controlling interest, pushed-down in order to be reflected in Satmex’s financial information:

Recognized amounts of identifiable assets acquired and liabilities assumed:	As of May 26, 2011

Satellite and equipment	$344,000
Intangible assets	88,168
Concessions	45,672
Deferred financing cost	18,247
Financial assets, net of financial liabilities	67,623
Deferred income taxes	(10,372)
Deferred revenue	(35,956)
First Priority Old Notes	(238,237)

Total identifiable net assets	279,145

Non-controlling interest (1)	(3,486)
Bargain purchase	(94,488)

$181,171

All assets and liabilities acquired have been measured at fair value.

(1)

The fair value of the noncontrolling interest in Enlaces, a private entity, was estimated by applying the income approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include a discount rate of 12.30%, a terminal value based on terminal earnings before interest, taxes, depreciation, and amortization, and financial multiples of entities deemed to be similar to Enlaces between 5x and 6x.

As a result of the acquisition, the Company has recorded bargain purchase of $94,488, representing the amount of the fair value of the net assets acquired in excess of the purchase price. The bargain purchase gain represents the purchase of Satmex by the Group of Investors at less than fair value of Satmex’s net assets and stems from the restructuring of Satmex. At the end of 2010, the existing debt of Satmex was set to mature within the following twelve months; additionally, Satmex required additional financing for its future satellites. Its current stockholder at that time did not actively administer or operate Satmex and had not provided further financing so that Satmex could carry out its plans with respect to future operations. Accordingly, a restructuring was entered into, which included the entrance of new active investors, willing and able to contribute the financing necessary for Satmex to continue with its future operating plans, and thus, purchase Satmex from the Sellers at a bargain purchase.

As the bargain purchase gain does not result from the operations of Satmex, it was recognized as part of Reorganized Satmex’s common stock rather than within its consolidated statement of operations.

2.	Recapitalization Transactions

In order to address its liquidity needs, enhance its long-term growth and improve its competitive position, Satmex carried out a comprehensive recapitalization of the Company through various transactions pursuant to which the following actions have been taken (which are referred to, collectively, as the “Recapitalization Transactions”):

On December 22, 2010, Nacional Financiera, S. N. C., Institución de Banca de Desarrollo, Dirección Fiduciaria, in its capacity as trustee (the “NAFIN Trust”) and Deutsche Bank Mexico, S. A., Institución de Banca Múltiple, División Fiduciaria, in its capacity as trustee (the “Deutsche Trust”) (collectively the “Sellers”), former shareholders of Satmex, entered into a Share Purchase Agreement (the “SPA”) with Holdsat Mexico, S. A. P. I. de C. V., a variable capital investment promotion society (sociedad anónima promotora de inversion de capital variable), organized and existing under the laws of Mexico (“Holdsat Mexico”), as buyer, for the acquisition of the 100% of the outstanding voting equity interests of Satmex. On March 10, 2011, Holdsat Mexico ceded and assigned a portion of its rights under the SPA to acquire all existing Series “B” and “N” shares of Satmex to Satmex International B.V., a limited liability company organized under the laws of The Netherlands (“Satmex International BV”), which is beneficially and indirectly owned by holders of the Second Priority Secured Notes (the “Second Priority Old Notes”) of Satmex. Satmex International BV owns 49% of the common stock of Holdsat Mexico. The assignment of these rights by Holdsat Mexico to Investment Holdings resulted in both entities forming a collective group of investors (the “Group of Investors” or the “Buyers”) to acquire control in Satmex upon the effectiveness of the SPA, which occurred after the fulfillment of the following transactions:

•	Payment by the Buyers of $6.25 million to the Sellers for 100% of the outstanding common stock of Satmex, which occurred on May 26, 2011;

•

The offering and sale of the Senior Secured Notes (“Senior Secured Notes”), due 2017, for $325,000, which were initially offered on May 5, 2011 to qualified institutional buyers under Rule 144A of the Securities Act and to persons outside of the U.S. in compliance with Regulation S of the Securities Act. The Senior Secured Notes were subsequently exchanged for new exchange notes, due 2017, for a like principal amount, registered with the U.S. Securities and Exchange Commission (the “SEC”), effective September 26, 2011. The proceeds received from the Senior Secured Notes were used to repay the First Priority Senior Secured Notes due 2011 (the “First Priority Old Notes”) on May 26, 2011; and

•

The voluntary filing by Satmex, Alterna’TV Corporation and Alterna’TV International Corporation for protection under Chapter 11 of the U.S. Bankruptcy Code and confirmation of a prepackaged plan of reorganization filed in the United States Bankruptcy Court (the “Plan”), which such confirmation occurred on May 11, 2011. Consummation of the Plan occurred on May 26, 2011 (the “Plan Effective Date”). The Plan contemplated the following transactions:

•

The conversion of the Second Priority Old Notes (which were to mature in 2013) into direct or indirect equity interests representing 7.146% of the economic interests in the emerging entity (“Reorganized Satmex”) (the “Conversion Rights,” subject to dilution by any equity issued under any management incentive plan, as determined, adopted and approved by the Board of Directors of Reorganized Satmex on the Plan Effective Date, and any future issuance of equity, including certain primary rights and follow-on rights (the “Primary Rights” and the “Follow-On Rights,” respectively) of the holders of the Second Priority Old Notes as discussed below). In lieu of the Conversion Rights, the Primary Rights and the Follow-On Rights, holders of the Second Priority Old Notes could have elected to receive a cash payment of 38 cents per U.S. dollar in principal amount of the Second Priority Old Notes (including accrued and paid-in kind interest). All interested holders of Second Priority Old Notes elected the Conversion Rights, which such conversion occurred on May 26, 2011;

•

The offering of the Primary Rights to holders of the Second Priority Old Notes, which comprised the rights to purchase direct or indirect equity interests representing up to 85.753% of the economic interests in Reorganized Satmex for up to $96,250 (subject to dilution by any equity issued under any management incentive plan, as determined, adopted and approved by the Board of Directors of Reorganized Satmex on the Plan Effective Date, and any future issuance of equity, including the Follow-On Rights, as discussed below). The Primary Rights were exercised for $90,000, effective on May 26, 2011, representing 83.254% of the outstanding capital of Reorganized Satmex. Eligible holders of the Second Priority Old Notes also had the right to the Follow-On Rights, comprising the right to invest in their pro rata share of a follow-on issuance of equity securities in an aggregate amount of up to $40,000; this option has expired unexercised;

•

Aside from holders of the First Priority Old Notes and the Second Priority Old Notes which received the treatment described above, all holders of allowed claims against the debtors, including employees, trade creditors and other priority an non-priority creditors, were paid in the ordinary course during the resolution of the bankruptcy or in full on, or shortly after, the Plan Effective Date

Paid-in capital of Reorganized Satmex as a result of the SPA and the Plan is presented in Note 13 to the accompanying consolidated financial statements.

New Basis of Accounting (Push-down accounting)

As the events described above occurred as expected, the SPA became legally effective on May 26, 2011, and resulted in a change in control among the Sellers and the Group of Investors. Given these facts and as a result of becoming substantially wholly-owned by the Group of Investors, Satmex applied push-down accounting in its consolidated financial statements to reflect its acquisition by the Group of Investors. The acquisition method of accounting was applied, resulting in a new basis of accounting for the “successor period” beginning on May 26, 2011 (the “Acquisition Date”).

As a result, the Company recognized and measured, at their fair values, the identifiable assets acquired, liabilities assumed and the related noncontrolling interests. In order to determine fair values, Satmex considered the following generally accepted valuation approaches: The cost approach, the income approach and the market approach. Significant assumptions used in the determination of fair values include cash flow projections and related discount rates, industry indices, market prices regarding replacement cost and comparable market transactions. While Satmex believes that the estimates and assumptions underlying the valuation methodologies were reasonable, different assumptions could have resulted in different fair values.

d.	The total estimated consideration transferred, at fair value, for the acquisition of 100% of Satmex’s common stock was as follows:

Consideration at fair value:	As of May 26, 2011

Cash paid	$1,000
Executive bonuses	6,303
Cash consideration paid upon completion of the share purchase agreement	5,250
Rights offering	90,000
Capitalization of Second Priority Old Notes	78,618

Fair value of total consideration transferred	$181,171

e.	Supplementary Pro Forma Information (Unaudited)

The following table presents the revenues and earnings (net loss) of Satmex as if the acquisition had occurred as of January 1, 2011:

	Revenues	Net loss
	Unaudited

Actual from May 26, 2011 to December 31, 2011 (Successor Registrant)	74,710	(18,882)

Supplemental pro forma from January 1, 2011 to December 31, 2011	128,010	(12,027)

Supplemental pro forma from January 1, 2010 to December 31, 2010	127,779	31,326

Supplemental pro forma from January 1, 2011 to December 31, 2011 was adjusted to exclude $28,766, of recapitalization transaction expenses incurred in such period, as they are considered non-recurring charges.

Supplemental pro forma from January 1, 20110 to December 31, 2010 was adjusted to exclude $16,443, of recapitalization transaction expenses incurred in such period, as they are considered non-recurring charges.

f.	Acquisition-related costs were $47,013, of which $18,247 represent the cost of issuing the Senior Secured Notes, which was capitalized within other assets (see Note 4g) on May 5, 2011 (date of issuance of the Senior Secured Notes) and $28,766 were included in the Predecessor statement of operations within recapitalization transactions expenses.

g.	The following table summarizes the recognized amounts of identifiable assets, assumed liabilities and non-controlling interest, pushed-down in order to be reflected in Satmex’s financial information:

Recognized amounts of identifiable assets acquired and liabilities assumed:	As of May 26, 2011

Satellite and equipment	$344,000
Intangible assets	88,168
Concessions	45,672
Deferred financing cost	18,247
Financial assets, net of financial liabilities	67,623
Deferred income taxes	(10,372)
Deferred revenue	(35,956)
First Priority Old Notes	(238,237)

Total identifiable net assets	279,145

Non-controlling interest (1)	(3,486)
Bargain purchase	(94,488)

$181,171

All assets and liabilities acquired have been measured at fair value.

(2)

The fair value of the noncontrolling interest in Enlaces, a private entity, was estimated by applying the income approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include a discount rate of 12.30%, a terminal value based on terminal earnings before interest, taxes, depreciation, and amortization, and financial multiples of entities deemed to be similar to Enlaces between 5x and 6x.

As a result of the acquisition, the Company has recorded bargain purchase of $94,488, representing the amount of the fair value of the net assets acquired in excess of the purchase price. The bargain purchase gain represents the purchase of Satmex by the Group of Investors at less than fair value of Satmex’s net assets and stems from the restructuring of Satmex. At the end of 2010, the existing debt of Satmex was set to mature within the following twelve months; additionally, Satmex required additional financing for its future satellites. Its current stockholder at that time did not actively administer or operate Satmex and had not provided further financing so that Satmex could carry out its plans with respect to future operations. Accordingly, a restructuring was entered into, which included the entrance of new active investors, willing and able to contribute the financing necessary for Satmex to continue with its future operating plans, and thus, purchase Satmex from the Sellers at a bargain purchase.

As the bargain purchase gain does not result from the operations of Satmex, it is recognized as part of Reorganized Satmex’s common stock rather than within its consolidated statement of operations.

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature of Business and Basis of Presentation [Abstract]
Basis of presentation
3.	Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Factors affecting the comparability of the consolidated financial statements - push-down accounting - The Company has accounted for the Recapitalization Transactions using push-down accounting for the acquisition of the Company by the Group of Investors. This resulted in the adjustment of all net assets to their respective fair values as of the Acquisition Date.

Although Satmex continued as the same legal entity after the Recapitalization Transactions, the application of push-down accounting represents the termination of the old accounting entity and the creation of a new one. As a result, the accompanying unaudited condensed consolidated financial statements are presented for: Predecessor and Successor, which relate to the period preceding the Recapitalization Transaction and the periods succeeding the Recapitalization Transaction, respectively. The Company refers to the operations of Satmex and subsidiaries for both the Predecessor and Successor periods.

Accordingly, the Successor Company presentation is not comparable to the Predecessor Company presentation due to the different basis of accounting.

Interim financial statements - The accompanying consolidated financial statements have been condensed. The accounting policies applied therein are consistent with those of the annual consolidated financial statements for the year ended December 31, 2011. The accompanying condensed consolidated financial statements have not been audited. In the opinion of Company’s Management, all adjustments and other ordinary recurring adjustments necessary for a fair presentation of the accompanying financial statements are included. The results of the interim periods are not necessarily indicative of the results for the full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company and the respective notes as of and for the year ended December 31, 2011.

Consolidation of financial statements - The unaudited condensed consolidated financial statements include the financial statements of Satmex and those of its subsidiaries. The financial statements of the subsidiaries are consolidated from their respective dates of acquisition or incorporation. All intercompany transactions and balances have been eliminated in consolidation.

The activities of the entities in the consolidated group are described below:

Company	Ownership percentage	Activity

Enlaces Integra, S. de R.L. de C.V. (“Enlaces”)	75.00%	Acquired on November 30, 2006. Enlaces offers private networks for voice, video and data as well as other value-added satellite services in Mexico.

HPS Corporativo S. de R. L. de C. V. (“HPS”)	99.97%	Incorporated on December 20, 2007 to provide administrative services exclusively to Enlaces. It is owned 99.97% by Enlaces and 0.03% by Satmex USA.

Alterna’TV Corporation (“Alterna’TV Corp.”)	100.00%	Incorporated on December 19, 2008, to be a vehicle to contract the procurement of the Satmex 7 satellite.

Alterna’TV International Corporation (“Alterna’TV Int.”)	100.00%	Incorporated on May 21, 2009. This entity is engaged in programming distribution services, primarily in the United States of America.

SMVS Administración, S. de R. L. de C. V. and SMVS Servicios Técnicos, S. de R. L. de C. V. (“Service Companies”)	99.97%	Incorporated on June 30, 2006, to provide administrative and operating services exclusively to Satmex.

Satmex USA LLC (“Satmex USA”)	100.00%	Incorporated on August 4, 2011. This entity holds the non-controlling interests related to the Service Companies.

Satmex Escrow, S. A. de C. V., (“Escrow”) was incorporated on March 8, 2011 solely to act as the issuer of the Senior Secured Notes and was merged into Satmex on May 26, 2011. Satmex assumed all of Escrow’s obligations.

Foreign currency transactions - For U.S. GAAP reporting purposes, the Company maintains separate accounting records in its functional currency, the U.S. dollar. Transactions denominated in Mexican pesos and other foreign currencies are recorded at the rate of exchange in effect at the date of the transactions. Monetary assets and liabilities denominated in Mexican pesos and other foreign currencies are converted into the Company’s functional currency at the rate of exchange in effect at the balance sheet date (Mexican pesos per one U.S. dollar as of March 31, 2012 and December 31, 2011, were $12.6833 and $13.9787, respectively), with the resulting effect included in other (expense) income within results of operations.

3.	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Factors affecting the comparability of the consolidated financial statements - push-down accounting - The Company has accounted for the Recapitalization Transactions using push-down accounting for the acquisition of the Company by the Group of Investors. This resulted in the adjustment of all net assets to their respective fair values as of the Acquisition Date.

Although Satmex continued as the same legal entity after the Recapitalization Transactions, the application of push-down accounting represents the termination of the old accounting entity and the creation of a new one. As a result, the accompanying consolidated balance sheets, statements of operations, stockholders’ equity and cash flows are presented for two periods: Predecessor and Successor, which relate to the period preceding the Recapitalization Transaction and the periods succeeding the Recapitalization Transaction, respectively. The Company refers to the operations of Satmex and subsidiaries for both the Predecessor and Successor periods.

Accordingly, the Successor Company presentation is not comparable to the Predecessor Company presentation due to the different basis of accounting.

Consolidation of financial statements - The consolidated financial statements include the financial statements of Satmex and those of its subsidiaries. The financial statements of the subsidiaries are consolidated from their respective dates of acquisition or incorporation. All intercompany transactions and balances have been eliminated in consolidation.

The activities of the entities in the consolidated group are described below:

Company	Ownership percentage	Activity

Enlaces Integra, S. de R.L. de C.V. (“Enlaces”)	75.00%	Acquired on November 30, 2006. Enlaces offers private networks for voice, video and data as well as other value-added satellite services in Mexico.

HPS Corporativo S. de R. L. de C. V. (“HPS”)	99.97%	Incorporated on December 20, 2007 to provide administrative services exclusively to Enlaces. It is owned 99.97% by Enlaces and 0.03% by Satmex USA.

Alterna’TV Corporation (“Alterna’TV Corp.”)	100.00%	Incorporated on December 19, 2008, to be a vehicle to contract the procurement of the Satmex 7 satellite.

Alterna’TV International Corporation (“Alterna’TV Int.”)	100.00%	Incorporated on May 21, 2009. This entity is engaged in programming distribution services, primarily in the United States of America.

SMVS Administración, S. de R. L. de C. V. and SMVS Servicios Técnicos, S. de R. L. de C. V. (“Service Companies”)	99.97%	Incorporated on June 30, 2006, to provide administrative and operating services exclusively to Satmex.

Satmex USA LLC (“Satmex USA”)	100.00%	Incorporated on August 4, 2011. This entity holds the non-controlling interests related to the Service Companies.

Satmex Escrow, S. A. de C. V., (“Escrow”) was incorporated on March 8, 2011 solely to act as the issuer of the Senior Secured Notes and was merged into Satmex on May 26, 2011. Satmex assumed all of Escrow’s obligations.

Foreign currency transactions - For U.S. GAAP reporting purposes, the Company maintains separate accounting records in its functional currency, the U.S. dollar. Transactions denominated in Mexican pesos and other foreign currencies are recorded at the rate of exchange in effect at the date of the transactions. Monetary assets and liabilities denominated in Mexican pesos and other foreign currencies are converted into the Company’s functional currency at the rate of exchange in effect at the balance sheet date (Mexican pesos per one U.S. dollar as of December 31, 2011 and 2010, were $13.9787 and $12.3571, respectively), with the resulting effect included in other (expense) income within results of operations.

Fresh-start reporting in 2006 - Satmex went through a reorganization process in 2006, and adopted fresh-start reporting as of November 30, 2006. Reorganization adjustments were made on that date in the consolidated financial information to reflect the effects of agreements in accordance with the confirmation order and to reflect adoption of fresh-start reporting. These adjustments reflected the relative fair values the Company’s assets and liabilities on the effective date of that reorganization. As a result of Satmex’s emergence from Chapter 11 of the United States Federal Bankruptcy Law, for financial reporting purposes a new economic entity was established with respect to Satmex and its subsidiaries; however, each of the legal entities preserved its rights and responds to its obligations individually in accordance with Mexican laws.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant accounting policies
4.	Significant accounting policies

A summary of the significant accounting policies used in the preparation of the accompanying unaudited condensed consolidated financial statements follows:

a.	Cash and cash equivalents - This line item consists mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses. Cash equivalents are composed of highly liquid investments with original maturities of three months or less. This line item is stated at nominal value plus accrued yields, which are recognized in results as they accrue.

b.	Concentration of credit risk - Financial assets, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are maintained with high-credit quality financial institutions.

The Company’s customers are comprised of several companies in the private domestic sector and certain foreign companies. Management considers that its credit evaluation, approval and monitoring processes combined with negotiated billing arrangements mitigate potential credit risks with regard to its current customer base.

The principal customers of the Company are as follows: for Satellite services - broadcasting: Grupo Televisa and Productora y Comercializadora de Televisión, S.A. de C.V.; for Satellite services - telecommunications: Teléfonos de México, S.A. de C.V. and Telmex Perú, S.A. (“Telmex”); and for Satellite services - data transmission and Internet: Hughes Network Systems, LLC. For Programming distribution services (Alterna’TV International Corp.), the Company’s principal customers are Direct TV and Comcast Cable Communications. For Broadband satellite services (Enlaces), the principal customers are Grupo Wal-Mart de México and Grupo Oxxo.

Revenues provided by Satellite services, Broadband satellite services, and Programming distribution services were obtained from:

	Three months ended March 31, 2012%	Three months ended March 31, 2011%
Hughes Networks Systems, Inc.	13	14
Telmex	15	15
Other foreign customers	45	40
Other domestic customers	27	31

c.	Inventories - Inventories consist mainly of antennas and are stated at the lower of cost or market value. Cost is determined using the average cost method.

d.	Satellites and equipment - As of May 26, 2011, Satmex adopted push-down accounting, under which its satellites and equipment were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the satellites and equipment using the cost approach. The cost approach, often referred to as current replacement cost, estimates fair value based on the amount that currently would be required to replace the service capacity of an asset. Assets acquired after the adoption of push-down accounting are recorded at acquisition cost.

Depreciation is calculated using the straight-line method for satellites, related equipment and other owned assets over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements.

The estimated useful lives of our in-orbit satellites and the estimated remaining useful lives, as of March 31, 2012, are as follows:

	Useful Life (Years)	Estimated Remaining Useful Life (Years)

Satmex 6	15.0	10.94
Satmex 5	15.0	0.88
Solidaridad 2	14.5	0.00

Depreciation of satellites commences on the date on which the satellite is placed in orbit. Satmex 6 was launched on May 27, 2006 and commenced operations in July 2006. Satmex 5 was launched on December 5, 1998 and commenced operations in January 1999. Solidaridad 2 concluded its depreciation period based upon its estimated useful life during 2009.

The estimated useful lives of equipment are as follows:

Useful life (Years)
Equipment:

Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Teleport, equipment and antennas	10

Costs incurred in connection with the construction and successful deployment of the satellites and related equipment are capitalized. Such costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the net present value of performance incentives expected to be payable to the satellite manufacturers, costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction. Satellite construction and launch services are generally procured under long-term contracts that provide for payments over the contract periods. Satellite construction and launch services costs are capitalized to reflect progress toward completion. Capitalizing these costs typically coincides with contract milestone payment schedules.

The insurance paid to renew in-orbit coverage is recorded as a prepaid insurance and amortized over the related policy period (see Note 14).

e.	Concessions - As of May 26, 2011, Satmex adopted push-down accounting, under which its concessions were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the orbital concessions and the public telecommunications network concession using market approach and income approach methods, respectively. Orbital concessions are amortized over 40 years using the straight-line method; their remaining useful life as of the Acquisition Date was 26 years. The public telecommunications network concession is amortized over 30 years using the straight-line method; its remaining useful life as of the Acquisition Date was 19 years.

f.	Valuation of satellites and long-lived assets - The carrying value of the satellites, amortizable intangible assets and other long-lived assets is reviewed for impairment wherever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the expected undiscounted future cash flows are less than the carrying value of the long-lived assets, an impairment charge is recorded based on such asset’s estimated fair value. Changes in estimates of future cash flows could result in a write-down of the asset in a future period.

Estimated future cash flows from the Company’s satellites could be impacted by changes in estimates of its ability to operate the satellite at expected levels, changes in the manner in which the satellite is to be used and the loss of one or several significant customer contracts on the satellite.

g.	Deferred financing costs - Deferred financing costs related to the issuance of Senior Secured Notes were capitalized and reported as an asset. These costs are amortized to interest expense using the effective rate interest method.

h.	Intangible assets - Intangible assets arising from push-down accounting are initially recorded at fair value using the income approach method. Intangible assets identified as part of the push-down of acquisition accounting consisted primarily of contract backlog and customer relationships. The Company reviews intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. An intangible asset with a determinable useful life is considered to have been impaired when its carrying amount exceeds its fair value; however, an impairment loss shall only be recognized when the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are less than the carrying value of the asset. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value.

The costs of intangible assets with finite and determinable useful lives are amortized to reflect the pattern of consumption, over the estimated useful lives of the assets, as follows:

Useful life (Years)

Contract backlog	10
Customer relationships	4
Landing rights	5
Internally develop software and technology	5

i.	Labor obligations - In accordance with Mexican Labor Law, Satmex provides seniority premiums benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. Satmex also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months wages plus 20 days wages for each year of service payable upon involuntary termination without just cause. Costs associated with these benefits are provided for based on actuarial computations using the projected unit credit method.

j.	Fair value of financial instruments and fair value measurements - An entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting guidance establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs used to measure fair value may fall into one of three levels:

Level 1 - applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 - applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 - applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, debt, accounts payable and accrued expenses. The Company believes that the recorded values of cash, accounts receivable, accounts payable and accrued expenses approximate their current fair values because of their nature and respective maturity dates or durations.

k.	Provisions - Are recognized for current obligations that result of a past event, are probable to result in the use of economic resources and can be reasonably estimated.

l.	Income taxes - Current income taxes, calculated as the higher of the regular Mexican income tax (“ISR”) or the Business Flat Tax (“IETU”), are recorded in the results of the year in which they are incurred. The Company recognizes deferred income tax assets and liabilities for the future consequences of temporary differences between the financial statement carrying amounts of assets and liabilities and their related tax bases, measured using enacted rates. To determine tax bases of assets and liabilities, the Company evaluates whether it expects to be principally subject to ISR or IETU in the future and uses such tax base accordingly. If the Company is unable to conclude that it will be principally subject to either tax regime, a hybrid calculation may be utilized.

Based on the Company’s projections, it determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. The Company scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year whether the applicable temporary differences should be those under ISR or those under IETU, and applied the applicable rates.

Deferred income tax assets are also recognized for the estimated future effects of tax loss carryforwards and asset tax credit carryforwards. A valuation allowance is applied to reduce deferred income tax assets to the amount of future net benefits that are more likely than not to be realized, which is computed based on projected tax results.

m.	Statutory employee profit sharing - Statutory employee profit sharing (“PTU”) is recorded in the results of the year in which it is incurred and presented within operating expenses in the accompanying consolidated statements of operations. Deferred PTU liabilities are derived from temporary differences that result from comparing the accounting and PTU values of assets and liabilities.

n.	Revenue recognition - Fixed satellite service revenues are recognized as the satellite capacity is provided according to service lease agreements. Satellite transmission capacity is sold through permanent and temporary contracts, which stipulate the agreed capacity. Lease agreements are accounted for either as operating or sales-type leases.

Operating lease revenues are recognized on a straight-line basis over the lease term. Revenues for temporary services are recognized as services are performed.

Revenues from end-of-life leases for transponders are usually collected in advance. The Company does not provide insurance and/or guarantees of any kind for the related transponders to these customers. Total revenues and related costs are accounted as sales-type leases and recognized in income when the risk and rewards of the transponders are transferred to the customer in accordance with the agreements.

The public and private network signal and value-added services (“Broadband satellite services”) are recognized when services are rendered.

To calculate the monthly revenue attributable to purchasers of “Alterna’TV” programming distribution services, the Company estimates, on a monthly basis, the number of “Alterna’TV” subscribers per purchaser according to the contractual value of each subscriber. Approximately 45 to 60 days after the end of each month, the Company receives a definitive report from each purchaser and reconciles the definitive revenue with the estimated amount, issuing an invoice to such purchaser based on the definitive report. Variations between the estimated and actual revenue amounts are not material.

Public and private net signal and value-added services are recognized when rendered. The sale of antennas and installation services are recognized in the period in which risk and rewards are transferred to the customers, which generally coincides with the completion of the installation of the antennas and acceptance by the customer.

o.	Deferred revenue - Satmex is required to provide the Mexican federal government, at no charge, approximately 362.88 MHz of its available transponder capacity for the duration of the orbital concessions (“State Reserve”). As of May 26, 2011, as a result of the adoption of push-down accounting, this obligation was recorded at its fair value, using the income approach method, and recognized as deferred revenue with a corresponding increase in the value of the related assets. Deferred revenue is amortized to fixed satellite services revenue based on the expected consumption pattern. On May 26, 2011, in conjunction with the adoption of push-down accounting, the Company revised its estimates regarding the expected life of the deferred revenue to better reflect its expected consumption pattern.

p.

Use of estimates - The preparation of unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the amounts of revenues and expenses reported during the periods reported. Such estimates include the allowance for doubtful accounts, the revenue recognition of programming distribution services, the valuation of long-lived assets and goodwill, the valuation allowance on deferred income tax assets, the scheduling of reversal of the temporary differences under different tax regimes, the estimated useful lives of each satellite and estimates of fair values.

Although management believes the estimates and assumptions used in the preparation of these unaudited condensed consolidated financial statements were appropriate in the circumstances, actual results could differ from those estimates and assumptions.

q.	Recently adopted accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which updated the guidance in ASC Topic 820, Fair Value Measurement. ASU 2011-04 clarifies the application of existing fair value measurement requirements including (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity, and (3) quantitative information required for fair value measurements categorized within Level 3. ASU 2011-04 also provides guidance on measuring the fair value of financial instruments managed within a portfolio, and application of premiums and discounts in a fair value measurement. In addition, ASU 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The amendments in this guidance are to be applied prospectively, and are effective for interim and annual periods beginning after December 15, 2011, and early application is not permitted. The adoption of this guidance did not have a significant impact on the Company’s unaudited condensed consolidated financial statements and related disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which updated the guidance in ASC Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity only. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This new guidance was originally proposed to be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and applied retrospectively. In October 2011, the FASB proposed to indefinitely defer the specific requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income on the face of the respective statements; entities still must comply with the existing requirements during the deferral period. The remaining requirements of ASU 2011-05 are effective for the Company as of the beginning of our first quarter of 2012. The adoption of this guidance did not have an impact on the Company’s unaudited condensed consolidated financial statements and related disclosures as the Company does not have any items of other comprehensive income or loss such that comprehensive loss is solely comprised of net loss of the period.

4.	Significant accounting policies

A summary of the significant accounting policies used in the preparation of the accompanying consolidated financial statements follows:

r.	Cash and cash equivalents - This line item consists mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses. Cash equivalents are composed of highly liquid investments with original maturities of three months or less. This line item is stated at nominal value plus accrued yields, which are recognized in results as they accrue.

s.	Concentrations of credit risk - Financial assets, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are maintained with high-credit quality financial institutions.

The Company’s customers are comprised of several companies in the private domestic sector and certain foreign companies. Management considers that its credit evaluation, approval and monitoring processes combined with negotiated billing arrangements mitigate potential credit risks with regard to its current customer base.

The principal customers of the Company are as follows: for Satellite services - broadcasting: Grupo Televisa and Productora y Comercializadora de Televisión, S.A. de C.V.; for Satellite services - telecommunications: Teléfonos de México, S.A. de C.V. and Telmex Perú, S.A. (“Telmex”); and for Satellite services - data transmission and Internet: Hughes Network Systems, LLC. For Programming distribution services (Alterna’TV International Corp.), the Company’s principal customers are Direct TV and Comcast Cable Communications. For Broadband satellite services (Enlaces), the principal customers are Globalstar de México, S. de R. L. de C. V., Grupo Oxxo and Grupo Wal-Mart de México.

For the years ended December 31, 2011, 2010 and 2009, revenues from Satellite services, Programming distribution services and Broadband satellite services were obtained from:

	2011%	2010%	2009%
Hughes Networks Systems, Inc.	14	17	20
Telmex	15	14	15
Other foreign customers	40	37	36
Other domestic customers	31	32	29

t.	Inventories - Inventories consist mainly of antennas and are stated at the lower of cost or market value. Cost is determined using the average cost method.

u.	Satellites and equipment - As of May 26, 2011, Satmex adopted push-down accounting, under which its satellites and equipment were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the satellites and equipment using the cost approach. The cost approach, often referred to as current replacement cost, estimates fair value based on the amount that currently would be required to replace the service capacity of an asset. Assets acquired after the adoption of push-down accounting are recorded at acquisition cost. As of December 31, 2010, satellites and equipment were valued at their fair value as of November 30, 2006, when Satmex had applied fresh start reporting resulting from a previous reorganization that was effective on such date, less subsequent depreciation.

Depreciation is calculated using the straight-line method for satellites, related equipment and other owned assets over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements.

The estimated useful lives of the satellites are as follows:

Useful life (Years)
Satellites in-orbit - original estimated useful life as determined by engineering analysis:

Satmex 6	15
Satmex 5	15
Solidaridad 2	14.5

Depreciation of satellites commences on the date on which the satellite is placed in orbit. Satmex 6 was launched on May 27, 2006 and commenced operations in July 2006. Satmex 5 was launched on December 5, 1998 and commenced operations in January 1999. Solidaridad 2 concluded its depreciation period based upon its estimated useful life during 2009.

The estimated useful lives of equipment are as follows:

Useful life (Years)
Equipment:

Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Teleport, equipment and antennas	10

Costs incurred in connection with the construction and successful deployment of the satellites and related equipment are capitalized. Such costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the net present value of performance incentives expected to be payable to the satellite manufacturers, costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction. Satellite construction and launch services are generally procured under long-term contracts that provide for payments over the contract periods. Satellite construction and launch services costs are capitalized to reflect progress toward completion. Capitalizing these costs typically coincides with contract milestone payment schedules.

The insurance paid to renew in-orbit coverage is recorded as a prepaid insurance and amortized over the related policy period (see Note 17).

v.	Concessions - As of May 26, 2011, Satmex adopted push-down accounting, under which its concessions were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the orbital concessions and the public telecommunications network concession using market approach and income approach methods, respectively. Orbital concessions are amortized over 40 years using the straight-line method; their remaining useful life as of the Acquisition Date was 26 years. The public telecommunications network concession is amortized over 30 years using the straight-line method; its remaining useful life as of the Acquisition Date was 19 years.

As of December 31, 2010, concessions were valued at their fair value as of November 30, 2006, when Satmex had applied fresh start reporting resulting from a previous reorganization, less subsequent amortization.

w.	Valuation of satellites and long-lived assets - The carrying value of the satellites, amortizable intangible assets and other long-lived assets is reviewed for impairment wherever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the expected undiscounted future cash flows are less than the carrying value of the long-lived assets, an impairment charge is recorded based on such asset’s estimated fair value. Changes in estimates of future cash flows could result in a write-down of the asset in a future period.

Estimated future cash flows from the Company’s satellites could be impacted by changes in estimates of its ability to operate the satellite at expected levels, changes in the manner in which the satellite is to be used and the loss of one or several significant customer contracts on the satellite.

x.	Deferred financing costs - Deferred financing costs related to the issuance of Senior Secured Notes were capitalized and reported as an asset. These costs are amortized to interest expense using the effective rate interest method.

y.	Goodwill and other intangible assets:

Goodwill - As of December 31, 2010, goodwill represented the amount by which Satmex’s reorganization equity value, stemming from its 2006 reorganization, exceeded the fair value of its net assets (exclusive of debt obligations). Goodwill was fully allocated to the satellite services reporting unit. Goodwill was not amortized but was tested on an annual basis for impairment during the fourth quarter or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Fair value estimates are based on valuation models that typically incorporate probability assessments of expected future cash flows. Goodwill is considered to be impaired when the carrying amount of the reporting unit to which the goodwill belongs exceeds the fair value of that reporting unit. An implied fair value of goodwill is then compared to the carrying value of goodwill, and any impairment loss is recognized within operations. Satmex completed its annual goodwill impairment test in the fourth quarter of 2010 and determined that goodwill was not impaired. As a result of the adoption of push-down accounting stemming from the Recapitalization Transactions in 2011, goodwill was eliminated.

Other intangible assets - Intangible assets arising from push-down accounting are initially recorded at fair value using the income approach method. Intangible assets identified as part of the push-down of acquisition accounting consisted primarily of contract backlog and customer relationships. As of December 31, 2010, intangible assets consisted of contract backlog, customer relationships, landing rights and internally developed software and technology, all of which were recorded in connection with the adoption of fresh-start reporting in 2006. The Company reviews intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. An intangible asset with a determinable useful life is considered to have been impaired when its carrying amount exceeds its fair value; however, an impairment loss shall only be recognized when the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are less than the carrying value of the asset. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value.

The costs of intangible assets with finite and determinable useful lives are amortized to reflect the pattern of consumption, over the estimated useful lives of the assets, as follows:

Useful life (Years)

Contract backlog	10
Customer relationships	4
Landing rights	5
Internally develop software and technology	5

z.	Labor obligations - In accordance with Mexican Labor Law, Satmex provides seniority premiums benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. Satmex also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months wages plus 20 days wages for each year of service payable upon involuntary termination without just cause. Costs associated with these benefits are provided for based on actuarial computations using the projected unit credit method.

aa.	Fair value of financial instruments and fair value measurements - An entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting guidance establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs used to measure fair value may fall into one of three levels:

Level 1 - applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 - applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 - applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts receivable, debt, accounts payable and accrued expenses. The Company believes that the recorded values of cash, accounts receivable, accounts payable and accrued expenses approximate their current fair values because of their nature and respective maturity dates or durations. The fair value of debt is disclosed in Note 11.

bb.	Provisions - Are recognized for current obligations that result of a past event, are probable to result in the use of economic resources and can be reasonably estimated.

cc.	Income taxes - Current income taxes, calculated as the higher of the regular Mexican income tax (“ISR”) or the Business Flat Tax (“IETU”), are recorded in the results of the year in which they are incurred. The Company recognizes deferred income tax assets and liabilities for the future consequences of temporary differences between the financial statement carrying amounts of assets and liabilities and their related tax bases, measured using enacted rates. To determine tax bases of assets and liabilities, the Company evaluates whether it expects to be principally subject to ISR or IETU in the future and uses such tax base accordingly. If the Company is unable to conclude that it will be principally subject to either tax regime, a hybrid calculation may be utilized.

Based on the Company’s projections, it determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. The Company scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year whether the applicable temporary differences should be those under ISR or those under IETU, and applied the applicable rates.

Deferred income tax assets are also recognized for the estimated future effects of tax loss carryforwards and asset tax credit carryforwards. A valuation allowance is applied to reduce deferred income tax assets to the amount of future net benefits that are more likely than not to be realized, which is computed based on projected tax results.

dd.	Statutory employee profit sharing - Statutory employee profit sharing (“PTU”) is recorded in the results of the year in which it is incurred and presented within operating expenses in the accompanying consolidated statements of operations. Deferred PTU liabilities are derived from temporary differences that result from comparing the accounting and PTU values of assets and liabilities.

ee.	Revenue recognition - Fixed satellite service revenues are recognized as the satellite capacity is provided according to service lease agreements. Satellite transmission capacity is sold through permanent and temporary contracts, which stipulate the agreed capacity. Lease agreements are accounted for either as operating or sales-type leases.

Operating lease revenues are recognized on a straight-line basis over the lease term. Revenues for temporary services are recognized as services are performed.

Revenues from end-of-life leases for transponders are usually collected in advance. The Company does not provide insurance and/or guarantees of any kind for the related transponders to these customers. Total revenues and related costs are accounted as sales-type leases and recognized in income when the risk and rewards of the transponders are transferred to the customer in accordance with the agreements.

The public and private network signal and value-added services (“Broadband satellite services”) are recognized when services are rendered.

To calculate the monthly revenue attributable to purchasers of “Alterna’TV” programming distribution services, the Company estimates, on a monthly basis, the number of “Alterna’TV” subscribers per purchaser according to the contractual value of each subscriber. Approximately 45 to 60 days after the end of each month, the Company receives a definitive report from each purchaser and reconciles the definitive revenue with the estimated amount, issuing an invoice to such purchaser based on the definitive report. Variations between the estimated and actual revenue amounts are not material.

Public and private net signal and value-added services are recognized when rendered. The sale of antennas and installation services are recognized in the period in which risk and rewards are transferred to the customers, which generally coincides with the completion of the installation of the antennas and acceptance by the customer.

ff.	Deferred revenue - Satmex is required to provide the Mexican federal government, at no charge, approximately 362.88 MHz of its available transponder capacity for the duration of the orbital concessions (“State Reserve”). As of May 26, 2011, as a result of the adoption of push-down accounting, this obligation was recorded at its fair value, using the income approach method, and recognized as deferred revenue with a corresponding increase in the value of the related assets. As of December 31, 2010, deferred revenue was valued at its fair value as of November 30, 2006, when Satmex had applied fresh-start accounting, and was subsequently amortized. Deferred revenue is amortized to fixed satellite services revenue based on the expected consumption pattern. On May 26, 2011, in conjunction with the adoption of push-down accounting, the Company revised its estimates regarding the expected life of the deferred revenue to better reflect its expected consumption pattern.

gg.	Use of estimates - The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses reported during the periods reported. Such estimates include the allowance for doubtful accounts, the revenue recognition of programming distribution services, the valuation of long-lived assets and goodwill, the valuation allowance on deferred income tax assets, the scheduling of reversal of the temporary differences under different tax regimes, the estimated useful lives of each satellite and estimates of fair values.

Although management believes the estimates and assumptions used in the preparation of these consolidated financial statements were appropriate in the circumstances, actual results could differ from those estimates and assumptions.

hh.	Recently adopted accounting pronouncements

On January 1, 2011, the Company adopted FASB Accounting Standard Update (“ASU”) No. 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements - a consensus of the FASB Emerging Issues Task Force, which contains new guidance on accounting for revenue arrangements with multiple deliverables. When vendor specific objective evidence or third party evidence for deliverables in an arrangement cannot be determined, a best estimate of the selling price is required to separate deliverables and allocate arrangement consideration using the relative selling price method. The new guidance includes new disclosure requirements on how the application of the relative selling price method affects the timing and amount of revenue recognition. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements and related disclosures.

On January 1, 2011, the Company adopted FASB ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this update specify that if a public company presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments apply to all business combinations that are material on an individual or aggregate basis. Refer to Note 2b. for disclosures required pursuant to this ASU.

ii.	Recently issued accounting pronouncements pending adoption

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which updated the guidance in ASC Topic 820, Fair Value Measurement. ASU 2011-04 clarifies the application of existing fair value measurement requirements including (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity, and (3) quantitative information required for fair value measurements categorized within Level 3. ASU 2011-04 also provides guidance on measuring the fair value of financial instruments managed within a portfolio, and application of premiums and discounts in a fair value measurement. In addition, ASU 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The amendments in this guidance are to be applied prospectively, and are effective for interim and annual periods beginning after December 15, 2011, and early application is not permitted. The Company does not anticipate the adoption of the guidance in this ASU will materially affect its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which updated the guidance in ASC Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity only. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This new guidance was originally proposed to be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and applied retrospectively. In October 2011, the FASB proposed to indefinitely defer the specific requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income on the face of the respective statements; entities still must comply with the existing requirements during the deferral period. The remaining requirements of ASU 2011-05 are effective for the Company as of the beginning of our first quarter of 2012. The Company does not anticipate the adoption of the guidance in this ASU will materially affect its consolidated financial statements.

Cash and Cash Equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	March 31, 2012	December 31, 2011

Cash	$3,065	$4,142
Cash equivalents (1)	74,562	75,109

	$77,627	$79,251

(1)	The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.

5.	Cash and cash equivalents

As of December 31, cash and cash equivalents consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Cash	$4,142	$3,648
Cash equivalents (1)	75,109	72,064

	$79,251	$75,712

(2)	The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.

Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts receivable
6.	Accounts receivable

	March 31, 2012	December 31, 2011

Customers	$15,387	$11,748
Allowance for doubtful accounts	(561)	(1,360)

	14,826	10,388
Recoverable income taxes	1,597	1,519
Recoverable value-added tax and tax withholdings	695	651
Other	127	100

	$17,245	$12,658

6.	Accounts receivable

As of December 31, accounts receivable consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Customers	$11,748	$8,315
Allowance for doubtful accounts	(1,360)	(532)

	10,388	7,783
Recoverable income taxes	1,519	3,665
Recoverable value-added tax and tax withholdings	651	1,023
Other	100	655

	$12,658	$13,126

Satellites and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Satellites and Equipment [Abstract]
Satellites and equipment
7.	Satellites and equipment

	March 31, 2012	December 31, 2011

Satellites in-orbit	$196,425	$196,425
Satellite equipment, teleport and antennas	8,572	6,619
Furniture and fixtures	4,603	4,388
Leasehold improvements	316	115

	209,916	207,547
Accumulated depreciation and amortization	(31,847)	(21,145)

	178,069	186,402
Construction in-progress for Satmex 8	267,012	253,149
Construction in progress for Satmex 7 (Note 15)	14,676	2,600
Construction in-progress for F4	1,250	—
Other construction in-progress	281	864

	$461,288	$443,015

For the three months ended March 31, 2012 (Successor Registrant) and 2011 (Predecessor Registrant), the depreciation and amortization expense related to satellites and equipment was $9,089 and $9,087, respectively.

Satmex estimates that the Satmex 8 construction will be completed by July 2012. For the three months ended March 31, 2012 and 2011, interest costs of $6,417 and $2,165 respectively, were capitalized.

7.	Satellites and equipment

As of December 31, satellites and equipment consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Satellites in-orbit	$196,425	$314,136
Satellite equipment, teleport and antennas	6,619	13,518
Furniture and fixtures	4,388	6,323
Leasehold improvements	115	2,704

	207,547	336,681
Accumulated depreciation and amortization	(21,145)	(140,348)

	186,402	196,333
Construction in-progress for Satmex 8	253,149	63,113
ATP advanced payment for Satmex 7 (Note 17)	2,600	2,600
Other construction in-progress	864	3,112

	$443,015	$265,158

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 31, 2010 and 2009 (Predecessor Registrant), the depreciation and amortization expense related to satellites and equipment was $21,145, $15,188, $36,229 and $ 31,847, respectively.

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December, 2010 (Predecessor Registrant), interest costs of $11,715, $3,801 and $2,582 respectively, were capitalized.

Concessions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concessions [Abstract]
Concessions
8.	Concessions

	March 31, 2012	December 31, 2011

Orbital concessions	$41,740	$41,740
Public telecommunications network	3,932	3,932

	45,672	45,672
Accumulated amortization	(1,492)	(1,044)

	$44,180	$44,628

For the periods from January 1 to March 31, 2012 (Successor Registrant) and from January 1 to March 31, 2011 (Predecessor Registrant), amortization of concessions was $448 and $354, respectively.

a.	Orbital Concessions and Facilities

In October 1997, the Mexican federal government granted to Satmex the rights to three concessions (the “Concessions”) for an initial 20-year term to operate in the orbital slots 113.0° W.L., 116.8° W.L., and 114.9° W.L. In May 2011, extensions of the Orbital Concessions were granted by the Mexican federal government for an additional term of 20 years as of 2017, expiring in 2037, without payment of any additional consideration. Satmex has the right to an additional 20-year extension, at a certain cost to Satmex, to be determined by the Mexican government, as long as Satmex meets certain conditions, as discussed below.

In order to extend the orbital concession term, Satmex must comply with all obligations established by the concession documents, solicit extension of the concession before the beginning of the fifth term of the concession, must obtain approval from the Mexican Secretary of Communication and Transportation (“SCT”) of the technical and operating characteristics of any new satellites, and must guarantee the occupation and use of the orbital slots during the concession’s original and extended terms.

In accordance with the Ley Federal de Telecomunicaciones (Federal Law of Telecommunications or “LFT”), concessionaries are required to maintain the satellite control centers within Mexican territory.

The satellites are controlled and operated through two control centers, one of them is located in the east side of Mexico City, and the other one is located in Hermosillo, Sonora. The land and related facilities of the first control center and the land of the second control center are the property of the Mexican federal government.

Use of the land and facilities where the control centers are located that are property of the Mexican federal government was granted to the Company through a concession for a 40-year term, for which the Company pays a fee, which is adjusted every five years by the Secretaría de la Función Pública (The Ministry of Public Administration) (see Note 14).

b.	Concessions for the Use and Exploitation of a Telecommunications Public Network

On January 20, 2000, the Mexican federal government granted to Enlaces a “Concession to Operate, Install, Exploit and Use a Public Telecommunications Network within Mexican Territory” at no charge, in order to provide services for private and public networks, and to provide value-added services. The concession term is for 30 years, with the possibility for an extension under certain conditions.

On November 9, 2000, Enlaces obtained from the SCT a registration of value-added services certificate, which allows it to offer internet access services, electronic data transfer and multimedia services (content delivery to private television channels).

The terms of both concessions are subject to certain legal provisions regarding assignment or transfer of rights. According to Mexican Law, Satmex is not allowed to transfer the concessions to any foreign country or state. If the Mexican federal government expropriates them, the companies are entitled to liquidation or resignation of their rights. As of March 31, 2012, the Company has complied with the obligations established in the concession titles.

8.	Concessions

As of December 31, concessions consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Orbital concessions	$41,740	$41,700
Public telecommunications network	3,932	2,248

	45,672	43,948
Accumulated amortization	(1,044)	(5,763)

	$44,628	$38,185

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December, 2010 and 2009 (Predecessor Registrant), amortization of concessions was $1,044, $588, $1,412, and $1,412 respectively.

c.	Orbital Concessions and Facilities

In October 1997, the Mexican federal government granted to Satmex the rights to three concessions (the “Concessions”) for an initial 20-year term to operate in the orbital slots 113.0° W.L., 116.8° W.L., and 114.9° W.L. In May 2011, extension of the Orbital Concessions was granted by the Mexican federal government for an additional term until 2037, without payment of any additional consideration. Satmex has the right to an additional 20-year extension, at a certain cost to Satmex, to be determined by the Mexican government, as long as Satmex meets certain conditions, as discussed below.

In order to extend the orbital concession term, Satmex must comply with all obligations established by the concession documents, solicit extension of the concession before the beginning of the fifth term of the concession, must obtain approval from the Mexican Secretary of Communication and Transportation (“SCT”) of the technical and operating characteristics of any new satellites, and must guarantee the occupation and use of the orbital slots during the concession’s original and extended terms.

In accordance with the Ley Federal de Telecomunicaciones (Federal Law of Telecommunications or “LFT”), concessionaries are required to maintain the satellite control centers within Mexican territory.

The satellites are controlled and operated through two control centers, one of them is located in the east side of Mexico City, and the other one is located in Hermosillo, Sonora. The land and related facilities of the first control center and the land of the second control center are the property of the Mexican federal government.

Use of the land and facilities where the control centers are located that are property of the Mexican federal government was granted to the Company through a concession for a 40-year term, for which the Company pays a fee, which is adjusted every five years by the Secretaría de la Función Pública (The Ministry of Public Administration) (see Note 17).

d.	Concessions for the Use and Exploitation of a Telecommunications Public Network

On January 20, 2000, the Mexican federal government granted to Enlaces a “Concession to Operate, Install, Exploit and Use a Public Telecommunications Network within Mexican Territory” at no charge, in order to provide services for private and public networks, and to provide value-added services. The concession term is for 30 years, with the possibility for an extension under certain conditions.

On November 9, 2000, Enlaces obtained from the SCT a registration of value-added services certificate, which allows it to offer internet access services, electronic data transfer and multimedia services (content delivery to private television channels).

The terms of both concessions are subject to certain legal provisions regarding assignment or transfer of rights. According to Mexican Law, Satmex is not allowed to transfer the concessions to any foreign country or state. If the Mexican federal government expropriates them, the companies are entitled to liquidation or resignation of their rights. As of December 31, 2011, the Company has complied with the obligations established in the concession titles.

Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Intangible assets
9.	Intangible assets

Intangible assets recognized in connection with the adoption of push-down accounting are as follows:

	Weighted average remaining	March 31, 2012		December 31, 2011
	amortization period (years)	Gross amount	Accumulated amortization	Gross amount	Accumulated amortization

Contract backlog (1)	9	$86,835	$31,784	$86,835	$24,077
Customer relationships (1)	3	1,333	295	1,333	281

		$88,168	$32,079	$88,168	$24,358

(1)	Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.

For the three months ended March 31, 2012 (Successor Registrant), and 2011 (Predecessor Registrant), amortization expense for these intangible assets was $7,721 and $781, respectively.

Future annual amortization expense for intangible assets is estimated to be as follows:

2012 (remaining nine months)	$23,167
2013	22,915
2014	5,600
2015	2,658
2016	898
Thereafter	851

$56,089

9.	Intangible assets

Intangible assets recognized in connection with the adoption of push-down accounting are as follows:

	Weighted average remaining	Successor Registrant 2011		Predecessor Registrant 2010
	amortization period (years)	Gross amount	Accumulated amortization	Gross amount	Accumulated amortization

Contract backlog (1)	9	$86,835	$24,077	$67,990	$61,660
Customer relationships (1)	3	1,333	281	2,128	1,307
Internally developed software and technology (2)	—	—	—	270	270
Landing rights (2)	—	—	—	60	55

		$88,168	$24,358	$70,448	$63,292

(1)	Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.
(2)	Using the cost approach to determine fair values as of November 30, 2006, as a result of a previous reorganization.

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 2010 and 2009 (Predecessor Registrant), amortization expense for these intangible assets was $24,358, $1,304, $5,761 and $14,398, respectively.

Future annual amortization expense for intangible assets is estimated to be as follows:

2012	$30,888
2013	22,915
2014	5,600
2015	2,658
2016	898
Thereafter	851

$63,810

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable and accrued expenses
10.	Accounts payable and accrued expenses

As of December 31, accounts payable and accrued expenses consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Guarantee deposits and customer advances	$2,308	$2,622
Accrued interest	3,859	1,781
Professional fees	709	3,849
Performance and sale bonuses	2,294	1,090
Taxes payable, other than income taxes	2,140	3,030
Programming provisions	2,082	1,793
Suppliers	3,941	889
Sundry creditors	1,530	1,357

	$18,863	$16,411

Debt Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Obligations [Abstract]
Debt obligations
10.	Debt obligations

The balances of the Senior Secured Notes as of March 31, 2012 and December 31, 2011 is $325.0 million.

The principal characteristics of the Senior Secured Notes are as follows:

•	Maturity is on May 15, 2017.

•	Fixed annual interest of 9.5%, payable semi-annually in arrears on May 15 and November 15 of each year.

•

Fully and unconditionally guaranteed, jointly and severally, on a first priority senior secured basis by all of the existing U.S. subsidiaries and all future material subsidiaries of Satmex, subject to certain exceptions (see Note 15).

•	Optional redemption at any time prior to May 15, 2014, pursuant to which Satmex may redeem up to 35% of the aggregate principal amount of the Notes, plus accrued and unpaid interest.

•	In the event of a change of control, the holders have the right to require Satmex to repurchase the Senior Secured Notes at 101% of their issue price, plus accrued and unpaid interest.

The indenture related to the Senior Secured Notes issued by Satmex establishes certain covenants, common for this type of transaction. Principal covenants are as follows:

•	The Company should pay the notes on the dates and in the manner provided by the indenture.

•	The Company should maintain an office or agency where the notes may be surrendered for registration.

•	The Company should furnish to the holders of the notes and the Trustee all annual reports on Form 20-F, within 180 days after the end of the financial year.

•

The Company and each guarantor should deliver to each of the Trustee and the Collateral Trustee and officers’ certificate stating that such officers have made a review of the activities of the companies.

•

The Company should not permit any of its restricted subsidiaries to declare or pay any dividends, purchase or redeem any equity interest of the Company or make any restricted investment as defined in the indenture.

•	The Company should not incur any additional indebtedness or issue preferred stock unless permitted by the indenture.

•	The Company should not permit any of its restricted subsidiaries to consummate any asset disposition, unless permitted by the indenture.

As of March 31, 2012, Satmex has complied with these obligations.

As a result of the Recapitalization Transactions, the First Priority Old Notes were full repaid on May 26, 2011 and the Second Priority Old Notes were converted into direct or indirect equity interests in Reorganized Satmex (Successor Registrant) on May 26, 2011 (see Note 2).

11.	Debt obligations

The carrying amounts and fair values of the long-term debt and due dates of the Senior Secured Notes, First Priority Old Notes and Second Priority Old Notes are as follows:

	Successor Registrant 2011		Predecessor Registrant 2010
	Amount	Fair Value (1)	Amount	Fair Value (1)
Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	$325,000	$314,031	$—	$—

First Priority Old Notes at variable rate (10.50% plus the greater of the quarterly Eurodollar rate and 1.50%), due in 2011	—	—	238,237	230,852
Second Priority Old Notes at annual fixed rate of 10.125%, due in 2013 (aggregate interest added to the principal is $57,873 at December 31, 2010)	—	—	197,873	76,240

Total debt	325,000	$314,031	436,110	$307,092

Less: Short-term portion of debt obligations	—		238,237

	$325,000		$197,873

(1)

The fair value for debt obligations is determined using quoted market prices. Fair value is based upon pricing information with respect to the trading of the bonds in a secondary market, obtained from several leading market data providers and leading brokerage firms. Inputs used to determine the fair value are classified as Level 1 within the fair value hierarchy from FASB ASC 820, Fair Value Measurements.

The principal characteristics of the Senior Secured Notes are as follows:

•	Maturity is on May 15, 2017.

•	Fixed annual interest of 9.5%, payable semi-annually in arrears on May 15 and November 15 of each year.

•

Fully and unconditionally guaranteed, jointly and severally, on a first priority senior secured basis by all of the existing U.S. subsidiaries and all future material subsidiaries of Satmex, subject to certain exceptions (see Note 19).

•	Optional redemption at any time prior to May 15, 2014, pursuant to which Satmex may redeem up to 35% of the aggregate principal amount of the Notes, plus accrued and unpaid interest.

•	In the event of a change of control, the holders have the right to require Satmex to repurchase the Senior Secured Notes at 101% of their issue price, plus accrued and unpaid interest.

The indenture related to the Senior Secured Notes issued by Satmex establishes certain covenants, common for this type of transaction. Principal covenants are as follows:

•	The Company should pay the notes on the dates and in the manner provided by the indenture.

•	The Company should maintain an office or agency where the notes may be surrendered for registration.

•	The Company should furnish to the holders of the notes and the Trustee all annual reports on Form 20-F, within 180 days after the end of the financial year.

•

The Company and each guarantor should deliver to each of the Trustee and the Collateral Trustee and officers’ certificate stating that such officers have made a review of the activities of the companies.

•

The Company should not permit any of its restricted subsidiaries to declare or pay any dividends, purchase or redeem any equity interest of the Company or make any restricted investment as defined in the indenture.

•	The Company should not incur any additional indebtedness or issue preferred stock unless permitted by the indenture.

•	The Company should not permit any of its restricted subsidiaries to consummate any asset disposition, unless permitted by the indenture.

As of December 31, 2011, Satmex has complied with these obligations.

As a result of the Recapitalization Transactions, the First Priority Old Notes were full repaid on May 26, 2011 and the Second Priority Old Notes were converted into direct or indirect equity interests in Reorganized Satmex (Successor Registrant) on May 26, 2011 (see Note 2).

Labor Obligations	3 Months Ended
Mar. 31, 2012
Labor Obligations [Abstract]
Labor obligations
12.	Labor obligations

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 2010 and 2009 (Predecessor Registrant), net periodic cost associated with labor obligations was $150, $0, $208 and $274, respectively. Other disclosures required by U.S. GAAP are not considered material.

Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' equity
11.	Shareholders’ equity

After giving effect to the Recapitalization Transactions and the application of the proceeds therefrom, Satmex is owned principally by Holdsat Mexico and Investment Holdings BV. Investment Holdings BV equity interests are owned indirectly by Satmex Investment Holdings L.P., an exempted limited partnership organized under the laws of the Cayman Islands (“Investment Holdings LP”), which owns 99.99% of such equity interests, and Satmex Investment Holdings GP Ltd., an exempted limited company organized under the laws of the Cayman Islands (“Investment Holdings GP” and together with Investment Holdings LP, “Investment Holdings”), which is the general partner of Investment Holdings LP and owns 0.01% of such equity interests. Eligible former holders of the Second Priority Old Notes own 100.00% of the interests in Investment Holdings. Holders that are not eligible to hold their interests through Investment Holdings hold shares of reorganized Satmex directly.

a.	As of March 31, 2012, the authorized, issued and outstanding common stock is as follows:

	Variable Capital Class II				Rights %
Fixed Class I Series A	Series A	Series B	Series N	Total	Voting	Economic

50,000	6,580,000	—	—	6,630,000	51.000	5.10000
—	—	6,363,339	116,877,651	123,240,990	48.950	94.80076
—	—	1,113	20,448	21,561	0.008	0.01659
—	—	4,081	74,963	79,044	0.031	0.06080
—	—	1,467	26,938	28,405	0.011	0.02185

50,000	6,580,000	6,370,000	117,000,000	130,000,000	100.000	100.00000

Satmex is authorized to issue three types of shares: Series A shares, Series B shares, and Series N shares.

•

The Series A shares of Satmex entitle holders thereof to 51.0% of Satmex’s voting rights and 5.1% of its economic rights. The Series A shares may be owned only by Mexican individuals, Mexican entities that are owned only by Mexican individuals or entities or Mexican entities in which at least 51.0% of the capital is owned by Mexican individuals or entities (if entities, only if at least 51.0% of the capital of such entities is also owned by Mexican individuals or entities). All Series A shares of Satmex are owned by Holdsat México.

•

Series B shares of Satmex entitle the holders thereof to 49.0% of Satmex’s voting rights and 4.9% of the economic rights. The Series B shares may be owned by any person including foreign investors. The Series B shares of Satmex are currently held by (i) Investment Holdings BV, with 6,363,339 shares, (ii) EJA Holdings LTD, with 1,113 shares, and (iii) Centerbridge Capital Partners SBS (Cayman) L.P., with 4,081 shares. Satmex currently holds 1,467 Series B shares in its treasury.

•

Series N shares of Satmex entitle holders of such Series N shares to 90.0% of the economic rights and limited voting rights. The holders of Series N shares may vote only on the following matters: (i) extension of Satmex’s corporate existence; (ii) dissolution; (iii) change of corporate purpose; (iv) change of nationality; (v) transformation of Satmex from one type of entity to another; (vi) merger of Satmex with and into another entity; or (vii) spin-off of certain Satmex assets into another entity. The Series N shares may be owned by any person, including foreign investors. Under Mexican law, foreign investment in Satmex’s capital, represented by full voting rights shares, may not exceed 49.0%. The Series N shares, however, are not taken into account in determining the level of foreign investment. The Series N shares of Satmex are currently held by (i) Investment Holdings BV, with 116,877,651 shares, (ii) EJA Holdings LTD, with 20,448 shares, and (iii) Centerbridge Capital Partners SBS (Cayman) L.P., with 74,963 shares. Satmex currently holds 26,938 Series N shares in its treasury.

b.	Pursuant to a unanimous resolutions adopted by the shareholders at a meeting held on May 26, 2011, the following resolutions were authorized:

•

The outstanding shares formerly held by the NAFIN Trust and the Deutsche Trust, representing the total common stock of the Company as of May 26, 2011, were exchanged through a reverse stock split with a ratio of 10 to 1, resulting in 4,687,500 shares. The stock split has been reflected retrospectively in the accompanying unaudited condensed consolidated financial statements.

•

Variable common stock was increased by the issuance of 5,713,333 common, nominative, Class II, Series “A” shares, without par value, through cash contributions of $7,680 in exchange of 5.1% of the economic interest in the Company.

•

Variable common stock was increased by the issuance of 104,459,367 Class II ordinary shares, without par value, of which (i) 5,620,000 are Series “B” shares and (ii) 98,839,367 are Series “N” shares, through cash contributions of $82,320 in exchange for 83.254% of the economic interests in the Company.

•

Pursuant to the Plan, effective on May 26, 2011, 100% of the Second Priority Old Notes were cancelled and converted into the right to receive equity interest (the “Conversion Interest” described in Note 2), directly or indirectly, in the aggregate of 7.146% of the capital stock of the Company. The capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes were made at the face amount of the Second Priority Old Notes of $206,890, as follows:

•

Variable common stock was increased by the issuance of 9,289,800 Series “N” Class II, shares, without par value, for the capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes, through the capitalization of liabilities for $70,457.

•

A paid-in capital premium was recognized of $136,433 for the shares subscription in consideration of the Conversion Rights and the cancellation of the Second Priority Old Notes; the amount of such premium was capitalized pro rata between the shareholders of the Company in the proportion of their participation percentage in the capital stock of the Company without issuance of new shares.

•

A put premium was capitalized in the amount of $7,855, in exchange of 4.5% of the economic interests in the Company. The amount of shares issued in exchange for the capitalization of the put premium was 5,850,000 Series “N” Class II, shares, without par value.

c.	As of March 31, 2012 the common stock of Satmex amounted to $275,662.

d.	Shareholders’ equity, except restated tax contributed capital and tax-retained earnings, will be subject to income tax at the rate in effect upon distribution of such equity. Any tax paid on this distribution may be credited against annual and estimated income taxes of the year in which the tax on dividends is paid and the following two fiscal years.

e.	As of December 31, 2011, the balance of the tax contributed capital account is $1,994,763.

13.	Shareholders’ equity

Successor Registrant:

After giving effect to the Recapitalization Transactions and the application of the proceeds therefrom, Satmex is owned principally by Holdsat Mexico and Satmex International BV. Satmex International BV equity interests are owned indirectly by Satmex Investment Holdings L.P., an exempted limited partnership organized under the laws of the Cayman Islands (“Investment Holdings LP”), which owns 99.99% of such equity interests, and Satmex Investment Holdings GP Ltd., an exempted limited company organized under the laws of the Cayman Islands (“Investment Holdings GP” and together with Investment Holdings LP, “Investment Holdings”), which is the general partner of Investment Holdings LP and owns 0.01% of such equity interests. Eligible former holders of the Second Priority Old Notes own 100.00% of the interests in Investment Holdings. Holders that are not eligible to hold their interests through Investment Holdings hold shares of reorganized Satmex directly.

f.	As of December 31, 2011, the authorized, issued and outstanding common stock is as follows:

	Variable Capital Class II				Rights %
Fixed Class I Series A	Series A	Series B	Series N	Total	Voting	Economic

50,000	6,580,000	—	—	6,630,000	51.000	5.10000
—	—	6,363,339	116,877,651	123,240,990	48.950	94.80076
—	—	1,113	20,448	21,561	0.008	0.01659
—	—	4,081	74,963	79,044	0.031	0.06080
—	—	1,467	26,938	28,405	0.011	0.02185

50,000	6,580,000	6,370,000	117,000,000	130,000,000	100.000	100.00000

Satmex is authorized to issue three types of shares: Series A shares, Series B shares, and Series N shares.

All Series A shares of Satmex are owned by Holdsat Mexico. The Series A shares entitle holders to 51.0% of Satmex’s voting rights and 5.1% of its economic rights of all shares. The Series A shares may be owned only by Mexican individuals, Mexican entities that are owned only by Mexican individuals or entities or Mexican entities in which 51.0% of the capital is owned by Mexican individuals or entities.

Series B shares entitle holders to 49.0% of Satmex’s voting rights and 4.9% of the economic rights. The Series B shares may be owned by any person including foreign investors. Over 99% of the Series B shares are owned by Satmex International BV. Less than 1% of the Series B Shares are owned by certain holders of the Second Priority Old Notes who were not eligible to invest in Satmex through Investment Holding BV. Less than 0.03% of Series B shares are deposited in Satmex’s treasury for those non-qualified holders of the Second Priority Old Notes who failed to respond to the solicitation under the Plan.

Series N shares entitle holders to 90.0% of the economic rights and limited voting rights. The holders of Series N shares may vote only on the following matters: (i) extension of Satmex’s corporate existence; (ii) dissolution; (iii) change of corporate purpose; (iv) change of nationality; (v) transformation of Satmex from one type of entity to another; and (vi) merger of Satmex with and into another entity. The Series N shares may be owned by any person, including foreign investors.

Under Mexican law, foreign investment in Satmex’s capital, represented by full voting rights shares, may not exceed 49.0%. The Series N shares, however, are not taken into account in determining the level of foreign investment. Over 99% of the Series N shares are owned by Satmex International BV. Less than 1% of the Series N shares are owned by certain holders of the Second Priority Old Notes who were not eligible to invest in Satmex through Investment Holding BV. Less than 0.03% of Series N shares are deposited in Satmex’s treasury for those non-qualified holders of the Second Priority Old Notes who failed to respond to the solicitation under the Plan.

g.	Pursuant to a unanimous resolutions adopted by the shareholders at a meeting held on May 26, 2011, the following resolutions were authorized:

•

The outstanding shares formerly held by the NAFIN Trust and the Deutsche Trust, representing the total common stock of the Company as of May 26, 2011, were exchanged through a reverse stock split with a ratio of 10 to 1, resulting in 4,687,500 shares. The stock split has been reflected retrospectively in the accompanying consolidated financial statements.

•

Variable common stock was increased by the issuance of 5,713,333 common, nominative, Class II, Series “A” shares, without par value, through cash contributions of $7,680 in exchange of 5.1% of the economic interest in the Company.

•

Variable common stock was increased by the issuance of 104,459,367 Class II ordinary shares, without par value, of which (i) 5,620,000 are Series “B” shares and (ii) 98,839,367 are Series “N” shares, through cash contributions of $82,320 in exchange for 83.254% of the economic interests in the Company.

•

Pursuant to the Plan, effective on May 26, 2011, 100% of the Second Priority Old Notes were cancelled and converted into the right to receive equity interest (the “Conversion Interest” described in Note 2), directly or indirectly, in the aggregate of 7.146% of the capital stock of the Company. The capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes were made at the face amount of the Second Priority Old Notes of $206,890, as follows:

•

Variable common stock was increased by the issuance of 9,289,800 Series “N” Class II, shares, without par value, for the capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes, through the capitalization of liabilities for $70,457.

•

A paid-in capital premium was recognized of $136,433 for the shares subscription in consideration of the Conversion Rights and the cancellation of the Second Priority Old Notes; the amount of such premium was capitalized pro rata between the shareholders of the Company in the proportion of their participation percentage in the capital stock of the Company without issuance of new shares.

•

A put premium was capitalized in the amount of $7,855, in exchange of 4.5% of the economic interests in the Company. The amount of shares issued in exchange for the capitalization of the put premium was 5,850,000 Series “N” Class II, shares, without par value.

h.	As of December 31, 2011 the common stock of Satmex amounted to $275,662.

i.	Shareholders’ equity, except restated tax contributed capital and tax-retained earnings, will be subject to income tax at the rate in effect upon distribution of such equity. Any tax paid on this distribution may be credited against annual and estimated income taxes of the year in which the tax on dividends is paid and the following two fiscal years.

j.	As of December 31, 2011 and 2010, the balance of the tax contributed capital account is $1,994,763 and $1,893,365, respectively.

Predecessor Registrant:

k.	As of December 31, 2010 and until May 26, 2011, the authorized, issued and outstanding common stock was as follows:

	Common Stock - Shares
Fixed Capital Class I			Variable Capital Class II			Rights %
Series A	Series B	Series N	Series B	Series N	Total	Voting	Economic

7,500,000	—	—	—	—	7,500,000	45.00	16.00
—	221,667	401,770	—	—	623,437	1.33	1.33
—	111,667	202,395	—	—	314,062	0.67	0.67
—	—	—	7,166,667	29,395,833	36,562,500	43.00	78.00
1,666,667	—	208,333	—	—	1,875,000	10.00	4.00

9,166,667	333,334	812,498	7,166,667	29,395,833	46,874,999	100.00	100.00

l.	The shareholding structure of Satmex consisted of ordinary, nominative Class I and Class II shares at no-par value, which are fully subscribed and paid in. The shares were divided into three series: Series A, which could only be subscribed or acquired by Mexican nationals under certain mechanisms established in Satmex’s bylaws; Series B and Series N, which could be freely subscribed, including by foreign investors.

m.	Through the unanimous resolutions approved during the shareholders’ meeting held on November 30, 2006, the shareholders agreed to reduce the common stock of Satmex by absorbing accumulated losses of $317.5 million. Following this reduction, the common stock of Satmex was fully assigned to minimum fixed capital as required by Mexican General Corporate Law. Additionally, through the unanimous resolutions approved during the shareholders’ meeting held on November 30, 2006, the shareholders agreed to increase variable capital by capitalizing the portion of the principal and interest balance of the Second Priority Old Notes which exceeded the principal ($140 million).

The capitalization process involved the amount of $273.8 million and resulted in the issuance of 7,166,667 new Class II, Series B ordinary, nominative shares without par value and 29,395,833 Class II, Series N ordinary, nominative shares without par value. As of December 31, 2010 and until May 26, 2011, the common stock of Satmex amounted to $46.8 million.

n.	Prior to May 26, 2011, the Deutsche Trust was the owner and holder of shares representing 96% of common stock with economic rights (including neutral investment shares) and 90% of the ordinary voting stock of Satmex.

o.	Prior to May 26, 2011, the NAFIN Trust, was the registered owner and holder of shares representing 4% of the common stock with economic rights (including neutral investment shares) and 10% of the ordinary voting stock of Satmex.

Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2011
Related Party Transactions and Balances [Abstract]
Related party transactions and balances
14.	Related party transactions and balances

a.	Related party transactions performed in the normal course of operations were as follows:

	Successor Registrant	Predecessor Registrant
	Period from May 26, 2011 through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010	2009
Revenues from:
Satellite services -
Mexican federal government	$—	$2,225	$4,896	$2,633
Satellite capacity to Mexican federal government	—	977	2,344	2,344
Loral	—	119	287	1,089

Expenses from:
Rent of control centers - Mexican federal government	—	225	479	434

Capital expenditures for:
Construction Satmex 8 - Loral	—	148,932	59,065	—

b.	Related party receivable balances are as follows:

	Successor Registrant 2011	Predecessor Registrant 2010
Amounts receivable:
Mexican federal government	$—	$840

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income taxes
12.	Income taxes

a.	Enacted tax law changes in 2010 - On December 7, 2009, Mexico enacted new tax laws that became effective January 1, 2010 (the “2010 Tax Reform”). Among other things, the new laws:

•	Provide for a temporary increase in the ISR rate.

•	Disallow crediting IETU loss credit carryforwards against ISR liabilities.

The effects of these changes did not have a material effect on the Company’s financial information.

b.	Statutory income tax rates - Mexican companies are subject to a dual tax system comprised of ISR and IETU. Mexican entities pay the greater of the corporate flat tax or regular income tax and therefore determine their deferred income taxes based on the tax regime expected to be paid to in the future.

In 2012 and 2011, the ISR rate is 30%. As a result of the 2010 Tax Reform, the ISR rate will decrease to, 29% for 2013 and 28% for 2014 and thereafter. Taxpayers who file tax reports and meet certain requirements may obtain a tax credit equivalent to 0.5% or 0.25% of taxable income.

The IETU rate is 17.5% in 2012 and 2011.

Based on its projections, Satmex determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. Accordingly, Satmex scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year, and applied the respective rates to temporary differences.

The Company has not taken any uncertain tax positions for which it believes it is more likely than not, based on technical merits, that it will not receive benefits taken for its tax positions. The tax years that remain subject to examination by the tax authorities include 2007 - 2011.

c.	As of December 31, 2011, Satmex has tax loss carryforwards, which are available to offset future taxable income, as follows:

Expiration Date	Amount
Years
2012 (remaining nine months)	$63,680
2013	74,742
2014	27,538
2016	205,549
2017	22,248
2018	71,697
2021	7,385

$472,839

The amounts presented above have been adjusted for Mexican inflation as permitted by Mexican tax law. Satmex utilized tax loss carryforwards of $16,470 as of March 31, 2012.

Due to uncertainties regarding Satmex’s ability to realize the full benefit from these tax loss carryforwards, Satmex has established a valuation allowance of $28,610 as of December 31, 2011, against the deferred tax assets.

15.	Income taxes

d.	Income tax expense was comprised as follows:

	Successor Registrant	Predecessor Registrant
	Period from May 26, 2011 through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010	2009

ISR:
Current	$1,276	$267	$58	$275
Deferred	(585)	(571)	(73)	37
IETU:
Current	43	357	530	12,441
Deferred	11,399	2,146	264	480

	$12,133	$2,199	$779	$13,233

e.	The significant components of the net deferred liability are:

	Successor Registrant	Predecessor Registrant
Current assets:
Deferred revenue and other	$785	$628
Accrued expenses and other	2,194	2,413
Valuation allowance for deferred tax assets	(2,574)	(1,972)

Total current asset	405	1,069

Current liabilities:
Prepaid insurance	(1,120)	(1,394)
Deferred financing cost	(775)	—

Net current deferred tax liability	$(1,490)	$(325)

Noncurrent assets:
Tax loss carryforwards	$32,838	$143,613
Concessions, net	32,464	29,665
Deferred revenue	6,858	13,540
Other, net	780	165
Valuation allowance for tax loss carryforwards	(26,036)	(144,590)

Total noncurrent asset	46,904	42,393

Noncurrent liabilities:
Satellites and equipment, net	(48,306)	(45,871)
Intangibles, net	(17,015)	(1,935)
Deferred financing cost	(1,472)	—

Total noncurrent liabilities	(66,793)	(47,806)

Net noncurrent deferred tax liability	$(19,889)	$(5,413)

f.	A reconciliation of the statutory income tax rate is as follows:

	Successor Registrant	Predecessor Registrant
	2011%	2010%	2009%
Statutory income tax rate	30	30	28
Tax inflation effects, including statutory foreign exchanges	(14)	(14)	45
Nondeductible expenses	(6)	(2)	(10)
Effects of ISR and IETU reversal rates of non-monetary assets and liabilities	(130)	(4)	(191)
Change in valuation allowance	77	(16)	(75)

Effective income tax rate	(43)	(6)	(203)

g.	Enacted tax law changes in 2010 - On December 7, 2009, Mexico enacted new tax laws that became effective January 1, 2010 (the “2010 Tax Reform”). Among other things, the new laws:

•	Provide for a temporary increase in the ISR rate.

•	Disallow crediting IETU loss credit carryforwards against ISR liabilities.

The effects of these changes did not have a material effect on the Company’s financial information.

h.	Statutory income tax rates - Mexican companies are subject to a dual tax system comprised of ISR and IETU. Mexican entities pay the greater of the corporate flat tax or regular income tax and therefore determine their deferred income taxes based on the tax regime expected to be paid to in the future.

In 2011 and 2010, the ISR rate was 30%. As a result of the 2010 Tax Reform, the ISR rate will be 30% until 2012, 29% for 2013 and 28% for 2014 and thereafter. Taxpayers who file tax reports and meet certain requirements may obtain a tax credit equivalent to 0.5% or 0.25% of taxable income.

The IETU rate was 17.5% in 2011 and 2010.

Based on its projections, Satmex determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. Accordingly, Satmex scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year, and applied the respective rates to temporary differences.

The Company has not taken any uncertain tax positions for which it believes it is more likely than not, based on technical merits, that it will not receive benefits taken for its tax positions. The tax years that remain subject to examination by the tax authorities include 2007 - 2011.

i.	As of December 31, 2011, Satmex has tax loss carryforwards, which are available to offset future taxable income, as follows:

Expiration Date	Amount

2012	$63,680
2013	74,742
2014	27,538
2016	205,549
2017	22,248
2018	71,697
2021	7,385

$472,839

The amounts presented above have been adjusted for Mexican inflation as permitted by Mexican tax law. Satmex utilized tax loss carryforwards of $53,758 as of December 31, 2010.

During 2011, $69,095 of tax loss carryforwards expired.

Due to uncertainties regarding Satmex’s ability to realize the full benefit from these tax loss carryforwards, Satmex has established a valuation allowance of $28,610 and $146,562 as of December 31, 2011 and 2010 respectively, against the deferred tax assets.

Recapitalization Transactions Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Recapitalization Transactions Expenses [Abstract]
Recapitalization transactions expenses
13.	Recapitalization transactions expenses

This caption includes legal, financial and regulatory expenses and fees in connection with various attempts made by Satmex in each year to carry out a restructuring, reorganization or sale transaction and/or recapitalization of its outstanding indebtedness.

16.	Recapitalization transactions expenses

This caption includes legal, financial and regulatory expenses and fees in connection with various attempts made by Satmex in each year to carry out a restructuring, reorganization or sale transaction and/or recapitalization of its outstanding indebtedness.

Contingencies and Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Contingencies and Commitments [Abstract]
Contingencies and commitments
14.	Contingencies and commitments

Satellite and insurance matters

a.	In December 2011, Satmex renewed the in-orbit insurance policy for Satmex 6, which expires on December 5, 2012, and provides coverage for $288 million. The insurance companies have the right to review the terms and conditions of the insurance policy, including the right to terminate the insurance coverage.

The insurance policy terms and conditions are in accordance with current industry standards. Any uninsured loss of Satmex 6 would not have a material effect on Satmex’s results of operations and financial position.

In December 2011, Satmex renewed the in-orbit insurance policy for Satmex 5, which expires on December 5, 2012. As of March 31 2012, Satmex 5 is insured with coverage of $17.5 million. This insurance is based upon asset value and shall be reduced from $20.2 million in January 2012 to $5.4 million in December 2012.

The Satmex 5 insurance policy excludes coverage for the Xenon Ion Propulsion System (“XIPS”) and any other anomaly related to this system. It also has another exclusion related to the anomaly from the channel 1C.

Satmex 5 operates using the chemical propellant subsystem. Due to a XIPS failure that occurred during 2010, the estimated remaining life of the satellite is 0.88 years as of March 31, 2012. Such failure does not have an impact on the service capacity of Satmex 5.

The insurance policy terms and conditions are in accordance with current industry standards. Any uninsured loss of Satmex 5 could have a material adverse effect on Satmex’s results of operations and financial position.

b.	The in-orbit insurance for Solidaridad 2 was not renewed primarily because the satellite’s geostationary life was ended in 2009. Any uninsured loss of Solidaridad 2 would not have a material adverse effect on Satmex’s results of operations and financial condition.

Commitments

c.	Satmex entered into a contract with Space Systems/Loral, Inc. (“SS/L”) and granted to SS/L a usufruct right (a Mexican law concept that grants another person the right to use and benefit from another person’s property) over certain transponders on the Satmex 5 and Satmex 6 satellites, until the end of the life of such satellites. SS/L was not required to post a bond related to the usufruct arrangement. In the event that Satmex or a new shareholder decides not to continue with the usufruct arrangement, SS/L has the right to receive the higher of a percentage of the net sale value of Satmex 6 and Satmex 5 or an amount equal to the market value related to the transponders granted under the usufruct arrangement.

d.	State Reserve - Under the orbital concessions granted by the Mexican federal government, Satmex must provide, at no charge, satellite capacity of approximately 362.88 MHz to the Mexican federal government in C- and Ku- bands.

e.	On October 15, 1997, the Mexican government granted a property concession that relates to Satmex’s use of the land and buildings on which its satellite control centers are located and allows Satmex to base its ground station equipment within telecommunication facilities that belong to the Mexican government. Under such concession, Satmex is obliged to pay an annual fee, equivalent to 7.5% of the total value of the land, which is determined by appraisal experts assigned by the Mexican federal government. For the three months ended March 31, 2012 and 2011, the fees paid were $126 and $136, respectively.

f.	On May 7, 2010, but effective as of April 1, 2010, Satmex entered into a construction contract (the “Construction Agreement”) with SS/L for the design and construction of a new, 64 transponder, C- and Ku- band satellite, to be named Satmex 8 and which will replace Satmex 5.

The Construction Agreement provides that SS/L will have the satellite ready for shipment to the launch site prior to July 1, 2012. The Construction Agreement contemplates a fixed price for the construction of Satmex 8 and specified support services, plus additional costs depending on the launch vehicle selected and Satmex 8’s achievement of orbital performance. Payments are due from Satmex upon SS/L achieving specified milestones.

On December 23, 2010, Satmex entered into a Launch Services Agreement (the “Launch Services Agreement”) with ILS International Launch Services, Inc. (“ILS”) for the launch of Satmex 8. The Launch Services Agreement provides for the launch of Satmex 8 in the third quarter of 2012. Amounts due to ILS for launch services under the agreement are payable prior to the launch date.

g.	On June 20, 2008, SS/L and Satmex entered into an Authorization to Proceed (“ATP-S7”) for Satmex 7. On October 2, 2009, Satmex, with the approval of SS/L, assigned ATP-S7 to Alterna’TV Corp. Satmex agreed to be jointly and severally liable for Alterna’TV Corp.’s obligations under ATP-S7 and unconditionally guaranteed to SS/L the due and timely performance by Alterna’TV Corp. of all the present and future undertakings and obligations to SS/L under ATP-S7. On December 3, 2010, Alterna’TV Corp. and SS/L entered into a Second Amendment to ATP-S7, to extend the term of the ATP-S7 to December 31, 2011. On December 22, 2011, the Company entered into a Third Amendment, to extend the term of the ATP-S7 to December 31, 2012.

Satmex has no obligations beyond the $2.6 million already paid to SS/L.

h.	On February 3, 2012, the Company entered into a contract for launch services (the “Satmex Launch Services Agreement”) with Space X Exploration Technologies Corp. for the launch of a dual-satellite payload which includes its next generation satellite, designed Satmex 7 (“Satmex 7”).

On March 13, 2012, Satmex entered into a construction agreement, (the “Satmex Procurement Agreement”), with Boeing Satellite Systems International, Inc. (“Boeing”), for the design, construction and delivery of Satmex 7. The construction program provides for a 34 months construction schedule, with a scheduled launch period between December 2014 and February 2015.

On March 13, 2012, Satmex and Asia Broadcast Satellite Holdings Ltd. (“ABS”) also entered into a master procurement agreement with Boeing (the “Master Procurement Agreement”), which establishes the framework for the joint administration by Satmex and ABS of the procurement program. In addition to entering into the Satmex Procurement Agreement with Boeing, Satmex also entered into a bilateral agreement with ABS on March 13, 2012 (the “Bilateral Agreement”), in which the parties agreed to share launch services costs, allocate common procurement program costs and cross-indemnify each other for any actions or changes to the procurement program made by Satmex or ABS that adversely affect the costs, timing, delivery or launch of the other party’s satellite or satellites.

i.	Satmex leases two floors in the building where its headquarters are located. The corresponding lease agreement establishes a mandatory period of five years and three months as of October 2008 and ending in December 2013. For the three months ended March 31, 2012 and 2011, rental expense was $129 and $124, respectively. The minimum future payments are as follows:

Years
2012 (remaining nine months)	$388
2013	517

$905

j.	Future minimum revenues due from customers under non-cancelable operating lease contracts, which include a penalty clause against customers in case of early termination, for transponder capacity on satellites in-orbit as of March 31, 2012, are as follows:

Years
2012 (remaining nine months)	$73,004
2013	66,958
2014	25,356
2015	11,887
Thereafter	26,046

$203,251

Other Matters

k.	The primary and alternate control centers used by Satmex to operate its satellites form part of a building complex that also houses equipment owned and used by the Mexican federal government’s teleport and mobile satellite services systems. Under its property concession, Satmex can only use these control centers for the operation of satellites. However, the teleport of Enlaces is also housed at the primary control center. A request for approval to use the control center for the operation of Enlaces’ teleport was filed with SCT in July 2000. In March 2009, Enlaces provided the SCT with a list of the equipment and antennas being used at the control center that are independent of Satmex’s satellite operations.

On May 14, 2010, the SCT issued an amendment to the property concession granted on October 15, 1997, under which the Company may, with prior authorization from the SCT, lease or give under a commodatum (i.e., a rent-free lease) agreement, segments of the primary and alternate control centers to third parties as long as such segments are used for activities related to the subject matter of the property concession. This amendment allows the Company, among other things, to provide control and satellite operation services to other operators, with the prior authorization of the SCT.

Pursuant to this amendment to the property concession, the Company filed a new authorization request for Enlaces’ teleport to be housed at Satmex’s primary control center on May 17, 2010. Authorization is pending as of the date of the accompanying unaudited condensed consolidated financial statements.

17.	Contingencies and commitments

Satellite and insurance matters

n.	In December 2011, Satmex renewed the in-orbit insurance policy for Satmex 6, which expires on December 5, 2012, and provides coverage for $288 million. The insurance companies have the right to review the terms and conditions of the insurance policy, including the right to terminate the insurance coverage.

The insurance policy terms and conditions are in accordance with current industry standards. Any uninsured loss of Satmex 6 would have a material adverse effect on Satmex’s results of operations and financial position.

o.	In December 2011, Satmex renewed the in-orbit insurance policy for Satmex 5, which expires on December 5, 2012, and provides coverage for $21.5 million as of December 31, 2011.

The Satmex 5 insurance policy excludes coverage for the Xenon Ion Propulsion System (“XIPS”) and any other anomaly related to this system. It also has another exclusion related to the anomaly from the channel 1C.

Satmex 5 operates using the chemical propellant subsystem. Due to a XIPS failure that occurred during 2010, the estimated remaining life of the satellite is 0.94 years as of December 31, 2011. Such failure does not have an impact on the service capacity of Satmex 5.

The insurance policy terms and conditions are in accordance with current industry standards. Any uninsured loss of Satmex 5 could have a material adverse effect on Satmex’s results of operations and financial position.

p.	The in-orbit insurance for Solidaridad 2 was not renewed primarily because the satellite’s geostationary life was ended in 2009. Any uninsured loss of Solidaridad 2 would not have a material adverse effect on Satmex’s results of operations and financial condition.

Legal matters

q.	The management of the Company is not aware of any material pending litigation against Satmex, nor are its assets subject to any legal action.

r.	On January 1, 2008, the IETU Law went into effect. Satmex, on one hand, and Enlaces, the Service Companies and HPS, on the other hand, have submitted appeals against the IETU Law to minimize Satmex’s tax burden.

On March 22, 2010, the appeals submitted by Enlaces, the Service Companies and HPS against the IETU Law were denied due to the fact that the latter was considered constitutional.

On June 14, 2010, through a court resolution, the appeal submitted by Satmex against the IETU Law was denied; as a result Satmex submitted a second appeal for review of such court decision. On October 27, 2011, the second appeal was also denied, confirming the court resolution. Therefore, no further actions can be taken against the IETU law and the lawsuit is considered closed.

Commitments

s.	Satmex entered into a contract with Space Systems/Loral, Inc. (“SS/L”) and granted to SS/L a usufruct right (a Mexican law concept that grants another person the right to use and benefit from another person’s property) over certain transponders on the Satmex 5 and Satmex 6 satellites, until the end of the life of such satellites. SS/L was not required to post a bond related to the usufruct arrangement. In the event that Satmex or a new shareholder decides not to continue with the usufruct arrangement, SS/L has the right to receive the higher of a percentage of the net sale value of Satmex 6 and Satmex 5 or an amount equal to the market value related to the transponders granted under the usufruct arrangement.

t.	State Reserve - Under the orbital concessions granted by the Mexican federal government, Satmex must provide, at no charge, satellite capacity of approximately 362.88 MHz to the Mexican federal government in C- and Ku- bands.

u.	On October 15, 1997, the Mexican government granted a property concession that relates to Satmex’s use of the land and buildings on which its satellite control centers are located and allows Satmex to base its ground station equipment within telecommunication facilities that belong to the Mexican government. Under such concession, Satmex is obliged to pay an annual fee, equivalent to 7.5% of the total value of the land, which is determined by appraisal experts assigned by the Mexican federal government. For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 2010 and 2009 (Predecessor Registrant), the fees paid were $283, $224, $479 and $359, respectively.

v.	On May 7, 2010, but effective as of April 1, 2010, Satmex entered into a construction contract (the “Construction Agreement”) with SS/L for the design and construction of a new, 64 transponder, C- and Ku- band satellite, named Satmex 8 and which will replace Satmex 5.

The Construction Agreement provides that SS/L will have the satellite ready for shipment to the launch site prior to July 1, 2012. The Construction Agreement contemplates a fixed price for the construction of Satmex 8 and specified support services, plus additional costs depending on the launch vehicle selected and Satmex 8’s achievement of orbital performance. Payments are due from Satmex upon SS/L achieving specified milestones.

On December 23, 2010, Satmex entered into a Launch Services Agreement (the “Launch Services Agreement”) with ILS International Launch Services, Inc. (“ILS”) for the launch of Satmex 8. The Launch Services Agreement provides for the launch of Satmex 8 in the third quarter of 2012. Amounts due to ILS for launch services under the agreement are payable prior to the launch date.

w.	On June 20, 2008, SS/L and Satmex entered into an Authorization to Proceed (“ATP-S7”) for Satmex 7. On October 2, 2009, Satmex, with the approval of SS/L, assigned ATP-S7 to Alterna’TV Corp. Satmex agreed to be jointly and severally liable for Alterna’TV Corp.’s obligations under ATP-S7 and unconditionally guaranteed to SS/L the due and timely performance by Alterna’TV Corp. of all the present and future undertakings and obligations to SS/L under ATP-S7. On December 3, 2010, Alterna’TV Corp. and SS/L entered into a Second Amendment to ATP-S7, to extend the term of the ATP-S7 to December 31, 2011. On December 22, 2011, the Company entered into a Third Amendment, to extend the term of the ATP-S7 to December 31, 2012.

Satmex has no obligations beyond the $2.6 million already paid to SS/L.

x.	Satmex leases two floors in the building where its headquarters are located. The corresponding lease agreement establishes a mandatory period of five years and three months as of October 2008 and ending in December 2013. For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 2010 and 2009 (Predecessor Registrant), rent expense was $207, $503, $494 and $374, respectively. The minimum future payments are as follows:

Years

2012	$517
2013	517

$1,034

y.	Future minimum revenues due from customers under non-cancelable operating lease contracts, which include a penalty clause against customers in case of early termination, for transponder capacity on satellites in-orbit as of December 31, 2011, are as follows:

Years

2012	$95,056
2013	63,198
2014	21,613
2015	11,424
Thereafter	25,503

$216,794

Other Matters

z.	The primary and alternate control centers used by Satmex to operate its satellites form part of a building complex that also houses equipment owned and used by the Mexican federal government’s teleport and mobile satellite services systems. Under its property concession, Satmex can only use these control centers for the operation of satellites. However, the teleport of Enlaces is also housed at the primary control center. A request for approval to use the control center for the operation of Enlaces’ teleport was filed with SCT in July 2000. In March 2009, Enlaces provided the SCT with a list of the equipment and antennas being used at the control center that are independent of Satmex’s satellite operations.

On May 14, 2010, the SCT issued an amendment to the property concession granted on October 15, 1997, under which the Company may, with prior authorization from the SCT, lease or give under a commodatum (i.e., a rent-free lease) agreement, segments of the primary and alternate control centers to third parties as long as such segments are used for activities related to the subject matter of the property concession. This amendment allows the Company, among other things, to provide control and satellite operation services to other operators, with the prior authorization of the SCT.

Pursuant to this amendment to the property concession, the Company filed a new authorization request for Enlaces’ teleport to be housed at Satmex’s primary control center on May 17, 2010. Authorization is pending as of the date of the accompanying consolidated financial statements.

Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Business segment information
18.	Business segment information

The Company identifies its reportable segments as the following three operating segments, based on the information used by its chief operating decision maker with respect to resource allocation and performance of the Company: Satellite services, Broadband satellite services and Programming distribution services. Satmex’s satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of the Company’s remaining assets, substantially all are located in Mexico.

a.	The following table presents the operating income (loss) items and assets information by reportable segment:

	Successor Registrant For the Period From May 26, 2011 through December 31, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$63,505	$7,448	$7,576	$—	$78,529
Eliminations	(3,791)	(15)	(13)	—	(3,819)

Operating revenues	59,714	7,433	7,563	—	74,710

Cost and expenses	25,627	5,599	6,240	—	37,466
Eliminations	(8,585)	(3,106)	(1,011)	—	(12,702)

	17,042	2,493	5,229	—	24,764

Depreciation and amortization	45,110	722	715	—	46,547

Operating income (loss)	(2,438)	4,218	1,619	—	3,399

Interest expense	—	—	—	—	(8,990)
Interest income	—	—	—	—	328
Foreign exchange loss - Net	—	—	—	—	(1,461)

Loss before income tax	—	—	—	—	(6,724)

Income tax expense	—	—	—	—	12,133

Net loss	—	—	—	—	$(18,857)

Capital expenditures	$155,604	$47	$187	$—	$155,838

Total assets	$657,872	$20,861	$6,982	$(20,772)	$664,943

	Predecessor Registrant For the Period From January 1, 2011 through May 25, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$46,577	$5,198	$4,801	$—	$56,576
Eliminations	(2,843)	(8)	(15)	—	(2,866)

Operating revenues	43,734	5,190	4,786	—	53,710

Cost and expenses	22,202	5,080	3,748	—	31,030
Eliminations	(12,460)	(2,200)	(945)	—	(15,605)

	9,742	2,880	2,803	—	15,425

Depreciation and amortization	16,682	398	167	(167)	17,080
Restructuring expenses	28,766	—	—	—	28,766

Operating income	(11,456)	1,912	1,816	167	(7,561)

Interest expense	—	—	—	—	(19,499)
Interest income	—	—	—	—	150
Foreign exchange gain - Net	—	—	—	—	349

Loss before income tax	—	—	—	—	(26,561)
Income tax expense	—	—	—	—	2,199

Net loss	—	—	—	—	$(28,760)

Capital expenditures	$78,522	$55	$69	$—	$78,646

Total assets	$795,778	$19,365	$8,573	$(29,806)	$793,910

	Predecessor Registrant For the year ended December 31, 2010
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$112,666	$12,924	$10,158	$—	$135,748
Eliminations	(6,885)	(14)	(87)	—	(6,986)

Operating revenues	105,781	12,910	10,071	—	128,762

Cost and expenses	37,326	10,556	9,714	—	57,596
Eliminations	(12,712)	(5,167)	(3,064)	—	(20,943)

	24,614	5,389	6,650	—	36,653

Depreciation and amortization	42,501	901	392	(392)	43,402
Restructuring expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—

Operating income	28,108	6,620	3,029	(5,493)	32,264

Interest expense	—	—	—	—	(45,789)
Interest income	—	—	—	—	345
Foreign exchange gain - Net	—	—	—	—	71

Loss before income tax	—	—	—	—	(13,109)

Income tax expense	—	—	—	—	779

Net loss	—	—	—	—	$(13,888)

Capital expenditures	$67,959	$576	$—	$—	$68,535

Total assets	$416,760	$17,537	$2,896	$1,764	$438,957

	Predecessor Registrant For the year ended December 31, 2009
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$107,183	$12,396	$10,594	$—	$130,173
Eliminations	(5,122)	(12)	—	—	(5,134)

Operating revenues	102,061	12,384	10,594	—	125,039

Cost and expenses	38,323	9,898	7,442	—	55,663
Eliminations	(12,534)	(5,220)	(552)	—	(18,306)

	25,789	4,678	6,890	—	37,357

Depreciation and amortization	46,800	853	4	—	47,657
Restructuring expenses	3,324	—	—	—	3,324

Operating income	26,148	6,853	3,700	—	36,701

Interest expense	—	—	—	—	(43,708)
Interest income	—	—	—	—	480
Foreign exchange gain - Net	—	—	—	—	12

Loss before income tax	—	—	—	—	(6,515)

Income tax expense	—	—	—	—	13,233

Net loss					$(19,748)

Capital expenditures	$3,522	$677	$—	$—	$4,199

Total assets	$418,644	$16,493	$3,340	$930	$439,407

Supplemental Guarantor Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplemental Guarantor Condensed Consolidating Financial Statements [Abstract]
Supplemental Guarantor Condensed Consolidating Financial Statements
15.	Supplemental Guarantor Unaudited Condensed Consolidating Financial Statements

Satmex offered $325.0 million in aggregate principal amount of Senior Secured Notes as part of its Plan discussed in Note 2. Satmex exchanged the Senior Secured Notes for $325.0 million of registered 9.5% Senior Secured Notes due 2017 (the “Exchange Notes”). The Exchange Notes are guaranteed by all of Satmex’s U.S. domiciled subsidiaries existing on the issue date (which as of the date of these financial statements includes Alterna’TV Corp. and Alterna’TV Int. (the “Guarantors”)). Future guarantor subsidiaries are contemplated in the offering. The guarantees are full and unconditional and are joint and several obligations of the guarantors and are secured by first priority liens on the collateral securing the notes, subject to certain permitted liens.

Satmex’s investments in subsidiaries in the accompanying guarantor information are accounted for under the equity method, representing acquisition cost adjusted for Satmex’s share of the subsidiary’s cumulative results of operations capital contributions and distributions and other equity changes. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.

The following tables have been prepared in accordance with Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered, in order to present the (i) unaudited condensed consolidating balance sheet as of March 31, 2012 (Successor registrant), (ii) unaudited condensed consolidating statements of operations and of cash flows for the three months ended March 31, 2012 and 2011 of Satmex, which is the issuer of the Senior Secured Notes, the Guarantors (which are combined for this purpose), the Non-Guarantors, and the elimination entries necessary to consolidate the issuer with the Guarantor and Non-Guarantor subsidiaries.

Unaudited Condensed Consolidating Balance Sheet

As of March 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$61,987	$1,454	$14,186	$—	$77,627
Accounts receivable and others, net	13,555	3,189	6,093	(5,592)	17,245
Inventories, net	—	—	393	—	393
Prepaid insurance and other assets	5,653	94	355	—	6,102
Deferred income taxes	—	—	680	(680)	—

Total current assets	81,195	4,737	21,707	(6,272)	101,367
Satellites and equipment, net	459,060	91	2,137	—	461,288
Concessions, net	40,424	—	3,756	—	44,180
Due from related parties	5,003	—	817	(5,820)	—
Intangible assets	52,296	2,754	1,039	—	56,089
Investment in subsidiaries	18,621	—	—	(18,621)	—
Deferred financing cost	12,903	—	—	—	12,903

Guarantee deposits and other assets	755	13	21	—	789

Deferred income taxes	—	720	—	(720)	—

Total	$670,257	$8,315	$29,477	$(31,433)	$676,616

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable and accrued expenses	$25,263	$3,364	$4,772	$(5,592)	$27,807
Deferred revenue	1,361	—	—	—	1,361
Deferred income taxes	—	—	279	—	279

Total current liabilities	26,624	3,364	5,051	(5,592)	29,447
Debt obligations	325,000	—	—	—	325,000
Deferred revenue	33,460	—	—	—	33,460
Guarantee deposits and accrued expenses	3,546	5,021	—	(5,820)	2,747
Labor obligations	—	—	936	—	936

Deferred income taxes	25,123	—	1,176	(1,400)	24,899

Total liabilities	413,753	8,385	7,163	(12,812)	416,489
Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
(Accumulated deficit) retained earnings	(19,158)	1,103	833	(1,936)	(19,158)
Noncontrolling interest	—	—	—	3,623	3,623

Total shareholders’ equity	256,504	(70)	22,314	(18,621)	260,127

Total	$670,257	$8,315	$29,477	$(31,433)	$676,616

Unaudited Condensed Consolidating Statements of Operations

For the three months ended March 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated
Revenues:
Satellite services	$27,429	$—	$—	$(1,602)	$25,827
Broadband satellite services	—	—	2,326	(6)	2,320
Programming distribution services	—	3,690	—	—	3,690
Services companies	—	—	3,406	(3,406)	—

	27,429	3,690	5,732	(5,014)	31,837

Cost of satellite services	2,244	—	995	(1,125)	2,114
Cost of broadband satellite services	—	—	1,706	(1,285)	421
Cost of programming distribution services	—	2,165	—	(317)	1,848
Selling and administrative expenses	3,830	400	2,717	(2,287)	4,660
Depreciation and amortization	16,834	221	203	—	17,258

	22,908	2,786	5,621	(5,014)	26,301

Operating income	4,521	904	111	—	5,536

Interest expense - net and other	(727)	(40)	882	(1,933)	(1,818)

Income before income tax	3,794	864	993	(1,933)	3,718

Income tax expense (benefit)	4,070	(35)	(153)	—	3,882

Net (loss) income	(276)	899	1,146	(1,933)	(164)

Less: Net income attributable to noncontrolling interest	—	—	—	112	112

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(276)	$899	$1,146	$(2,045)	$(276)

Unaudited Condensed Consolidating Statements of Cash Flows

For the three months ended March 31, 2012

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities	$23,723	$465	$1,368	$—	$25,556

Cash flows from investing activities:
Construction in progress- satellites	(26,963)	—	—	—	(26,963)
Acquisition of equipment	(166)	—	(51)	—	(217)

Net cash used in investing activities	(27,129)	—	(51)	—	(27,180)

Cash and cash equivalents:
Net (decrease) increase for the period	(3,406)	465	1,317	—	(1,624)
Beginning of period	65,393	989	12,869	—	79,251

End of period	$61,987	$1,454	$14,186	$—	$77,627

19.	Supplemental Guarantor Condensed Consolidating Financial Statements

Satmex offered $325,000 in aggregate principal amount of Senior Secured Notes as part of its Plan discussed in Note 2. Satmex exchanged the Senior Secured Notes for $325.0 million of registered 9.5% Senior Secured Notes due 2017 (the “Exchange Notes”). The Exchange Notes are guaranteed by all of Satmex’s U.S. domiciled subsidiaries existing on the issue date (which as of the date of these financial statements includes Alterna’TV Corp. and Alterna’TV Int. (the “Guarantors”)). Future guarantor subsidiaries are contemplated in the offering. The guarantees are full and unconditional and are joint and several obligations of the guarantors and are secured by first priority liens on the collateral securing the notes, subject to certain permitted liens.

Satmex’s investments in subsidiaries in the accompanying guarantor information are accounted for under the equity method, representing acquisition cost adjusted for Satmex’s share of the subsidiary’s cumulative results of operations capital contributions and distributions and other equity changes. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.

The following tables have been prepared in accordance with Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered, in order to present the (i) condensed consolidating balance sheets as of December 31, 2011 (Successor registrant) and December 31, 2010 (Predecessor Registrant), (ii) condensed consolidating statements of operations and condensed statements of cash flows for the periods from (a) May 26, 2011 through December 31, 2011 (Successor registrant) and (b) from January 1, 2011 through May 25, 2011 and for the years ended December 31, 2010 and 2009 (Predecessor Registrant) of Satmex, which is the issuer of the Senior Secured Notes, the Guarantors (which are combined for this purpose), the Non-Guarantors, and the elimination entries necessary to consolidate the issuer with the Guarantor and Non-Guarantor subsidiaries.

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2011

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$65,393	$989	$12,869	$—	$79,251
Accounts receivable and others, net	8,503	2,253	6,366	(4,464)	12,658
Inventories, net	—	—	489	—	489
Prepaid insurance and deferred financing cost	6,592	21	74	—	6,687
Deferred income taxes	—	—	386	(386)	—

Total current assets	80,488	3,263	20,184	(4,850)	99,085
Satellites and equipment, net	440,697	95	2,223	—	443,015
Concessions, net	40,819	—	3,809	—	44,628
Due from related parties	5,023	—	778	(5,801)	—
Intangible assets and other assets	60,480	2,985	1,073	—	64,538
Investment in subsidiaries	16,688	—	—	(16,688)	—
Deferred financing cost	13,677	—	—	—	13,677
Deferred income taxes	—	685	—	(685)	—

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$17,557	$2,974	$4,611	$(4,464)	$20,678
Deferred income taxes	1,757	—	119	(386)	1,490

Total current liabilities	19,314	2,974	4,730	(4,850)	22,168
Debt obligations	325,000	—	—	—	325,000
Other long-term liabilities	37,482	5,023	891	(5,801)	37,595
Deferred income taxes	19,296	—	1,278	(685)	19,889

Total liabilities	401,092	7,997	6,899	(11,336)	404,652
Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
(Accumulated deficit) retained earnings	(18,882)	204	(313)	109	(18,882)
Noncontrolling interest	—	—	—	3,511	3,511

Total shareholders’ equity	256,780	(969)	21,168	(16,688)	260,291

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2010

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and reclassifications	Consolidated
Assets

Current assets:
Cash and cash equivalents	$25,000	$40,469	$10,243	$—	$75,712
Accounts receivable and other	9,066	2,368	7,102	(4,570)	13,966
Inventories, net	—	—	494	—	494
Prepaid insurance	4,792	42	77	—	4,911

Total current assets	38,858	42,879	17,916	(4,570)	95,083

Satellites and equipment, net	302,640	—	2,518	(40,000)	265,158
Concessions, net	36,336	—	1,849	—	38,185
Due from related parties	5,885	—	820	(6,705)	—
Intangible assets and other assets	7,110	5,510	902	(5,493)	8,029
Investment in subsidiaries	15,530	—	—	(15,530)	—
Goodwill	32,502	—	1,327	(1,327)	32,502

Total	$438,861	$48,389	$25,332	$(73,625)	$438,957

Liabilities and Shareholders’ Deficit
Current liabilities:
Short-term portion of debt obligations	$238,237	$—	$—	$—	$238,237
Accounts payable, accrued expenses and other	17,446	42,335	3,645	(44,570)	18,856
Deferred income taxes	—	—	325	—	325

Total current liabilities	255,683	42,335	3,970	(44,570)	257,418

Debt obligations	197,873	—	—	—	197,873
Other long-term liabilities	64,163	5,885	943	(6,705)	64,286
Deferred income taxes	4,813	—	600	—	5,413

Total liabilities	522,532	48,220	5,513	(51,275)	524,990

Shareholders’ deficit:
Paid-in capital	46,764	100	16,447	(16,547)	46,764
(Accumulated deficit) retained earnings	(130,435)	69	3,372	(9,326)	(136,320)
Noncontrolling interest	—	—	—	3,523	3,523

Total shareholders’ equity (deficit)	(83,671)	169	19,819	(22,350)	(86,033)

Total	$438,861	$48,389	$25,332	$(73,625)	$438,957

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the period from May 26, 2011 through December 31, 2011

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated
Revenues:
Satellite services	$63,505	$—	$—	$(3,791)	$59,714
Broadband satellite services	—	—	7,448	(15)	7,433
Programming distribution services	1,063	6,513	—	(13)	7,563
Services companies	—	—	9,050	(9,050)	—

	64,568	6,513	16,498	(12,869)	74,710

Cost of satellite services	6,533	—	2,549	(2,891)	6,191
Cost of broadband satellite services	—	—	4,432	(3,044)	1,388
Cost of programming distribution services	636	4,489	—	(732)	4,393
Selling and administrative expenses	10,465	1,332	7,030	(6,035)	12,792
Depreciation and amortization	45,110	714	723	—	46,547

	62,744	6,535	14,734	(12,702)	71,311

Operating income	1,824	(22)	1,764	(167)	3,399

Interest expense - net and other	(9,059)	(121)	(1,244)	301	(10,123)

(Loss) income before income tax	(7,235)	(143)	520	134	(6,724)

Income tax expense (benefit)	11,647	(347)	833	—	12,133

Net (loss) income	(18,882)	204	(313)	134	(18,857)

Less: Net income attributable to noncontrolling interest	—	—	—	25	25

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(18,882)	$204	$(313)	$109	$(18,882)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the period from January 1, 2011 through May 25, 2011

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated

Revenues:
Satellite services	$46,577	$—	$—	$(2,843)	$43,734
Broadband satellite services	—	—	5,198	(8)	5,190
Programming distribution services	761	4,040	—	(15)	4,786
Services companies	—	—	12,739	(12,739)	—

	47,338	4,040	17,937	(15,605)	53,710

Cost of satellite services	4,586	—	1,960	(2,145)	4,401
Cost of broadband satellite services	—	—	2,839	(2,154)	685
Cost of programming distribution services	454	2,875	—	(704)	2,625
Selling and administrative expenses	5,535	595	12,186	(10,602)	7,714
Depreciation and amortization	16,682	167	398	(167)	17,080
Restructuring expenses	28,766	—	—	—	28,766

	56,023	3,637	17,383	(15,772)	61,271

Operating income	(8,685)	403	554	167	(7,561)

Interest expense, net and other	17,761	93	(473)	1,619	19,000

(Loss) income before income tax	(26,446)	310	1,027	(1,452)	(26,561)

Income tax expense	2,317	1	(119)	—	2,199

Net (loss) income	(28,763)	309	1,146	(1,452)	(28,760)

Less: Net income attributable to noncontrolling interest	—	—	—	3	3

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(28,763)	$309	$1,146	$(1,455)	$(28,763)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated
Revenues:
Satellite services	$112,666	$—	$—	$(6,885)	$105,781
Broadband satellite services	—	—	12,924	(14)	12,910
Programming distribution services	1,935	8,223	—	(87)	10,071
Services companies	—	—	13,957	(13,957)	—

	114,601	8,223	26,881	(20,943)	128,762

Cost of satellite services	11,697	—	4,454	(4,746)	11,405
Cost of broadband satellite services	—	—	7,988	(5,167)	2,821
Cost of programming distribution services	1,117	6,075	—	(1,805)	5,387
Selling and administrative expenses	13,679	1,483	11,103	(9,225)	17,040
Depreciation and amortization	42,501	392	901	(392)	43,402
Restructuring expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—

	79,552	7,950	24,446	(15,450)	96,498

Operating income	35,049	273	2,435	(5,493)	32,264

Interest expense, net and other	(43,222)	(176)	333	(2,308)	(45,373)

(Loss) income before income tax	(8,173)	97	2,768	(7,801)	(13,109)

Income tax expense	274	—	505	—	779

Net (loss) income	(8,447)	97	2,263	(7,801)	(13,888)

Less: Net income attributable to noncontrolling interest	—	—	—	444	444

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(8,447)	$97	$2,263	$(8,245)	$(14,332)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the year ended December 31, 2009

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations and consolidating adjustments	Consolidated
Revenues:
Satellite services	$107,183	$—	$—	$(5,122)	$102,061
Broadband satellite services	—	—	12,396	(12)	12,384
Programming distribution services	10,594	—	—	—	10,594
Services companies	—	—	13,172	(13,172)	—

	117,777	—	25,568	(18,306)	125,039

Cost of satellite services	13,069	—	4,293	(4,478)	12,884
Cost of broadband satellite services	—	—	7,371	(5,122)	2,249
Cost of programming distribution services	5,331	—	—	—	5,331
Selling and administrative expenses	15,125	41	10,433	(8,706)	16,893
Depreciation and amortization	46,804	—	853	—	47,657
Restructuring expenses	3,324	—	—	—	3,324

	83,653	41	22,950	(18,306)	88,338

Operating (loss) income	34,124	(41)	2,618	—	36,701

Interest expense, net and other	(42,031)	13	38	(1,236)	(43,216)

(Loss) income before income tax	(7,907)	(28)	2,656	(1,236)	(6,515)

Income tax expense	12,247	—	986	—	13,233

Net (loss) income	(20,154)	(28)	1,670	(1,236)	(19,748)

Less: Net income attributable to noncontrolling interest	—	—	—	406	406

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(20,154)	$(28)	$1,670	$(1,642)	$(20,154)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from May 26, 2011 through December 31, 2011

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities	$33,386	$(3,806)	$2,774	$—	$32,354

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(150,537)	—	—	—	(150,537)
Acquisition of equipment	(1,393)	(47)	(187)	—	(1,627)

Net cash used in investing activities	(151,930)	(47)	(187)	—	(152,164)

Cash flows from financing activities:
Proceeds from equity issuance	90,000	—	—	—	90,000
Repayment of First Priority Old Notes	(238,237)	—	—	—	(238,237)
Deferred financing costs	(333)	—	—	—	(333)

Net cash used in financing activities	(148,570)	—	—	—	(148,570)

Cash and cash equivalents:
Net (decrease) increase for the period	(267,114)	(3,853)	2,587	—	(268,380)
Beginning of period	332,507	4,842	10,282	—	347,631

End of period	$65,393	$989	$12,869	$—	$79,251

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from January 1, 2011 through May 25, 2011

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities:	$43,598	$(35,570)	$106	$—	$8,134

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(42,333)	—	—	—	(42,333)
Acquisition of equipment	(511)	(57)	(67)	—	(635)

Net cash used in investing activities	(42,844)	(57)	(67)	—	(42,968)

Cash flows from financing activities:
Issuance of Senior Secured Notes	325,000	—	—	—	325,000
Deferred financing costs	(18,247)	—	—	—	(18,247)

Net cash provided by financing activities	306,753	—	—	—	306,753

Cash and cash equivalents:
Net (decrease) increase for the period	307,507	(35,627)	39	—	271,919
Beginning of period	25,000	40,469	10,243	—	75,712

End of period	$332,507	$4,842	$10,282	$—	$347,631

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities:	$38,341	$381	$2,288	$—	$41,010

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(63,113)	—	—	—	(63,113)
Acquisition of equipment	(3,999)	—	(579)	—	(4,578)

Net cash used in investing activities	(67,112)	—	(579)	—	(67,691)

Cash and cash equivalents:
Net (decrease) increase for the year	(28,771)	381	1,709	—	(26,681)
Beginning of year	53,771	40,088	8,534	—	102,393

End of year	$25,000	$40,469	$10,243	$—	$75,712

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2009

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities:	$43,257	$(12)	$2,749	$—	$45,994

Cash flows from investing activities:
Investment in shares of subsidiaries	(100)	—	—	100	—
Acquisition of equipment	(1,131)	—	(677)	—	(1,808)

Net cash used in investing activities	(1,231)	—	(677)	100	(1,808)

Cash flows from financing activities:
Issuance of common stock	—	100	—	(100)	—

Net cash used in financing activities	—	100	—	(100)	—

Cash and cash equivalents:
Net increase for the year	42,026	88	2,072	—	44,186
Beginning of year	11,745	40,000	6,462	—	58,207

End of year	$53,771	$40,088	$8,534	$—	$102,393

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent events
16.	Subsequent events

Debt Obligations

a.	On April 9, 2012, Satmex issued $35,000 aggregate principal amount of additional Senior Secured Notes (“SSN”) due in 2017, to be issued in a private placement under rule 144A and Regulation S of the U.S. Securities Act of 1933, as amended, with rights to either offer to exchange the additional SSN for substantially similar notes that are registered under the U.S. Securities Act of 1933, as amended, or register the resale of the additional SSN. The additional SSN were priced at 102.00% and will bear interest at an annual fixed rate of 9.50%. The additional SSN offering closed on April 9, 2012.

Other

b.	On April 26, 2012, the Court ultimately ruled in favor of Enlaces, in which Globalstar de Mexico, S. de R. L. de C. V., agrees to pay $864 for the provision of broadband services plus penalty interest and legal fees generated.

20.	Subsequent events

Satellite Program Agreements

a.	On February 3, 2012, the Company entered into a contract for launch services (the “Satmex Launch Services Agreement”) for the launch of a dual-satellite payload which includes its next generation satellite, designed Satmex 7 (“Satmex 7”).

b.	On March 13, 2012, Satmex entered into a construction agreement, (the “Satmex Procurement Agreement”), with Boeing Satellite Systems International, Inc. (“Boeing”), for the design, construction and delivery of Satmex 7.

c.	On March 13, 2012, Satmex and Asia Broadcast Satellite Holdings Ltd. (“ABS”) also entered into a master procurement agreement with Boeing (the “Master Procurement Agreement”), which establishes the framework for the joint administration by Satmex and ABS of the procurement program. In addition to entering into the Satmex Procurement Agreement with Boeing, Satmex also entered into a bilateral agreement with ABS on March 13, 2012 (the “Bilateral Agreement”), in which the parties agreed to share launch services costs, allocate common procurement program costs and cross-indemnify each other for any actions or changes to the procurement program made by Satmex or ABS that adversely affect the costs, timing, delivery or launch of the other party’s satellite or satellites.

Debt obligations

d.	On April 9, 2012, Satmex issued $35,000 aggregate principal amount of additional Senior Secured Notes (“SSN”) due in 2017, to be issued in a private placement under rule 144A and Regulation S of the U.S. Securities Act of 1933, as amended, with rights to either offer to exchange the additional SSN for substantially similar notes that are registered under the U.S. Securities Act of 1933, as amended, or register the resale of the additional SSN. The additional SSN were priced at 102.00% and will bear interest at an annual fixed rate of 9.50%. The additional SSN offering closed on April 9, 2012.

* * * * * *

Schedule of Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule of Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Schedules of Valuation and Qualifying Accounts

	Successor Registrant
	Balance at beginning of period		Additional charged (credited) to expenses	Deductions and other		Balance at ending of period
Allowance for doubtful accounts:

For the period from May 26, 2011 through December 31, 2011	$—		$1,360	$—		$1,360

Valuation allowance on deferred income taxes:

For the period from May 26, 2011 through December 31, 2011	$135,291	(1)	$—	$(106,681	)(2)	$28,610

	Predecessor Registrant
	Balance at beginning of period	Additional charged (credited) to expenses	Deductions and other		Balance at ending of period
Allowance for doubtful accounts:

For the period from January 1, 2011 through May 25, 2011	$532	$—	$(532	)(3)	$—
Year ended December 31, 2010	360	172	—		532
Year ended December 31, 2009	510	(150)	—		360

Valuation allowance on deferred income taxes:

For the period from January 1, 2011 through May 25, 2011	$146,562	$10,394	$—		$156,956
Year ended December 31, 2010	164,472	76	(17,986)		146,562
Year ended December 31, 2009	162,009	2,463	—		164,472

(1)	Ending balance for the Predecessor Registrant does not match the beginning balance for the Successor Registrant due to the application of push-down accounting.
(2)

Due to the use of the hybrid method, certain tax loss carryforwards are excluded from the deferred tax computation during those years in which the Company expects to pay IETU; accordingly, the related reserve is also excluded from the deferred tax computation.

(3)	Write-offs of uncollectible accounts due to the application of push-down accounting.

* * * * * *